UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02145

LORD ABBETT BOND-DEBENTURE FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

John T. Fitzgerald, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 12/31

Date of reporting period: 6/30/2018

Item 1:	Report(s) to Shareholders.

LORD ABBETT

SEMIANNUAL REPORT

Lord Abbett

Bond Debenture Fund

For the six-month period ended June 30, 2018

Table of Contents

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

5	Schedule of Investments

49	Statement of Assets and Liabilities

51	Statement of Operations

52	Statements of Changes in Net Assets

54	Financial Highlights

58	Notes to Financial Statements

75	Supplemental Information to Shareholders

Lord Abbett Bond Debenture Fund

Semiannual Report

For the six-month period ended June 30, 2018

From left to right: James L.L. Tullis, Independent Chairman of the Lord Abbett Funds and Douglas B. Sieg, Director, President, and Chief Executive Officer of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for Lord Abbett Bond Debenture Fund for the six-month period ended June 30, 2018. For additional information about the Fund, please visit our website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Douglas B. Sieg

Director, President and Chief Executive Officer

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 through June 30, 2018).

Actual Expenses

For each class of the Fund, the first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 1/1/18 – 6/30/18” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of the Fund, the second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	1/1/18	6/30/18	1/1/18 - 6/30/18
Class A
Actual	$1,000.00	$988.40	$3.85
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.93	$3.91
Class C
Actual	$1,000.00	$986.60	$6.99
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.75	$7.10
Class F
Actual	$1,000.00	$988.80	$3.35
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.42	$3.41
Class F3
Actual	$1,000.00	$990.70	$2.52
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.27	$2.56
Class I
Actual	$1,000.00	$989.10	$2.86
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.92	$2.91
Class P
Actual	$1,000.00	$988.70	$4.24
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.53	$4.31
Class R2
Actual	$1,000.00	$987.60	$5.86
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.89	$5.96
Class R3
Actual	$1,000.00	$986.90	$5.32
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.44	$5.41
Class R4
Actual	$1,000.00	$989.40	$4.09
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.68	$4.16
Class R5
Actual	$1,000.00	$990.40	$2.86
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.92	$2.91
Class R6
Actual	$1,000.00	$990.80	$2.52
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.27	$2.56
Class T
Actual	$1,000.00	$988.40	$3.70
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.08	$3.76

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.78% for Class A, 1.42% for Class C, 0.68% for Class F, 0.51% for Class F3, 0.58% for Class I, 0.86% for Class P, 1.19% for Class R2, 1.08% for Class R3, 0.83% for Class R4, 0.58% for Class R5, 0.51% for Class R6 and 0.75% for Class T) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

June 30, 2018

Sector*	%**
Asset Backed	1.26%
Automotive	1.54%
Banking	6.22%
Basic Industry	7.64%
Capital Goods	3.42%
Consumer Goods	4.40%
Energy	10.91%
Financial Services	4.33%
Foreign Government	2.67%
Healthcare	9.78%
Insurance	1.66%
Leisure	4.30%
Media	4.43%
Municipal	3.35%
Real Estate	1.17%
Retail	7.29%
Services	3.28%
Technology & Electronics	8.40%
Telecommunications	3.16%
Transportation	2.31%
U.S. Government	3.35%
Utility	3.81%
Repurchase Agreement	1.32%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Schedule of Investments (unaudited)

June 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 101.08%

ASSET-BACKED SECURITIES 2.30%

Automobiles 0.17%
ACC Trust 2018-1 B†	4.82%		5/20/2021	$6,637	$6,647,202
ACC Trust 2018-1 C†	6.81%		2/21/2023	5,140	5,151,147
TCF Auto Receivables Owner Trust 2016-1A B†	2.32%		6/15/2022	8,695	8,489,614
Westlake Automobile Receivables Trust 2016-3A B†	2.07%		12/15/2021	2,457	2,451,514
Total					22,739,477

Other 2.13%
ALM XIX Ltd. 2016-19A C†	6.698% (3 Mo. LIBOR + 4.35%	)#	7/15/2028	4,038	4,074,528
ALM XVIII Ltd. 2016-18A C†	6.698% (3 Mo. LIBOR + 4.35%	)#	7/15/2027	4,500	4,507,711
AMMC CLO XII Ltd. 2013-12A DR†	5.053% (3 Mo. LIBOR + 2.47%	)#	11/10/2030	3,859	3,853,277
Anchorage Capital CLO 8 Ltd. 2016-8A D†	6.559% (3 Mo. LIBOR + 4.20%	)#	7/28/2028	1,750	1,755,696
Anchorage Capital CLO 9 Ltd. 2016-9A D†	6.348% (3 Mo. LIBOR + 4.00%	)#	1/15/2029	9,600	9,661,244
Apidos CLO XII 2013-12A AR†	3.118% (3 Mo. LIBOR + 1.08%	)#	4/15/2031	2,600	2,603,318
Ascentium Equipment Receivables Trust 2016-2A B†	2.50%		9/12/2022	3,705	3,664,224
Conn’s Receivables Funding LLC 2017-B C†	5.95%		11/15/2022	23,832	24,233,331
Engs Commercial Finance Trust 2016-1A A2†	2.63%		2/22/2022	5,291	5,231,760
Galaxy XXI CLO Ltd. 2015-21A AR†	3.379% (3 Mo. LIBOR + 1.02%	)#	4/20/2031	5,311	5,317,641
Guggenheim 5180-2 CLO LP 2015-1A A2B†	4.88% (3 Mo. LIBOR + 2.55%	)#	11/25/2027	22,500	22,559,263
Halcyon Loan Advisors Funding Ltd. 2015-2A A†	3.75% (3 Mo. LIBOR + 1.39%	)#	7/25/2027	24,369	24,467,080
Hardee’s Funding LLC 2018-1A AII†	4.959%		6/20/2048	38,282	38,637,640
Jamestown CLO VII Ltd. 2015-7A BR†	4.01% (3 Mo. LIBOR + 1.65%	)#	7/25/2027	12,548	12,426,897
Mountain View CLO X Ltd. 2015-10A BR†	3.692% (3 Mo. LIBOR + 1.35%	)#	10/13/2027	13,725	13,677,763
Palmer Square Loan Funding Ltd. 2018-1A A1†	2.823% (3 Mo. LIBOR + .60%	)#	4/15/2026	28,444	28,326,998
Palmer Square Loan Funding Ltd. 2018-1A A2†	3.273% (3 Mo. LIBOR + 1.05%	)#	4/15/2026	9,660	9,479,271
Palmer Square Loan Funding Ltd. 2018-1A B†	3.623% (3 Mo. LIBOR + 1.40%	)#	4/15/2026	5,069	4,942,742

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(continued)

June 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Other (continued)
Regatta III Funding Ltd. 2014-1A CR†	5.648% (3 Mo. LIBOR + 3.30%	)#	4/15/2026		$4,600	$4,607,862
Regatta IV Funding Ltd. 2014-1A DR†	5.66% (3 Mo. LIBOR + 3.30%	)#	7/25/2026		12,250	12,286,082
Shackleton CLO Ltd. 2015 7A AR†	3.718% (3 Mo. LIBOR + 1.37%	)#	4/15/2027		8,582	8,586,060
Sound Point CLO II Ltd. 2013-1A A1R†	3.432% (3 Mo. LIBOR + 1.07%	)#	1/26/2031		5,116	5,114,077
Sound Point CLO XI Ltd. 2016-1A D†	7.009% (3 Mo. LIBOR + 4.65%	)#	7/20/2028		13,000	13,091,399
Voya CLO Ltd. 2016-2A C†	6.605% (3 Mo. LIBOR + 4.25%	)#	7/19/2028		5,250	5,266,031
West CLO Ltd. 2014-2A BR†	4.098% (3 Mo. LIBOR + 1.75%	)#	1/16/2027		4,541	4,548,899
Westcott Park CLO Ltd. 2016-1A D†	6.709% (3 Mo. LIBOR + 4.35%	)#	7/20/2028		8,150	8,269,093
Total						281,189,887
Total Asset-Backed Securities (cost $302,260,377)						303,929,364

				Shares (000)
COMMON STOCKS 16.10%

Air Transportation 0.10%
Azul SA ADR*					792	12,963,975

Auto Parts & Equipment 0.13%
Chassix Holdings, Inc.					607	16,694,067

Automakers 0.12%
Ferrari NV (Italy)(a)					114	15,455,675

Banking 0.99%
Comerica, Inc.					205	18,674,968
Cullen/Frost Bankers, Inc.					292	31,593,199
SVB Financial Group*					127	36,545,754
TCF Financial Corp.					1,032	25,417,910
Texas Capital Bancshares, Inc.*					202	18,437,250
Total						130,669,081

Beverages 0.49%
Becle SAB de CV(b)				MXN	283	409,471
Brown-Forman Corp. Class B					269	13,163,547
Pernod Ricard SA(b)				EUR	83	13,551,975

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2018

Investments	Shares (000)		Fair Value
Beverages (continued)
Remy Cointreau SA(b)	EUR	190	$24,678,290
Treasury Wine Estates Ltd.(b)	AUD	1,034	13,303,158
Total			65,106,441

Building Materials 0.10%
Simpson Manufacturing Co., Inc.		212	13,190,996

Discount Stores 0.10%
Amazon.com, Inc.*		8	13,282,237

Electric: Integrated 0.00%
Eneva SA*(b)	BRL	33	102,514

Electronics 0.33%
Cognex Corp.		289	12,903,353
Zebra Technologies Corp. Class A*		218	31,240,390
Total			44,143,743

Energy: Exploration & Production 1.01%
Anadarko Petroleum Corp.		645	47,258,556
Chaparral Energy, Inc. Class A*		432	8,171,680
Chaparral Energy, Inc. Class B*		109	1,914,246
Continental Resources, Inc.*		621	40,214,794
Dommo Energia SA ADR*		3	116,968
Energen Corp.*		299	21,739,610
MEG Energy Corp.*(b)	CAD	1,623	13,532,217
Templar Energy LLC Class A Units		417	458,505
Total			133,406,576

Food: Wholesale 0.40%
Campbell Soup Co.		498	20,186,812
Lamb Weston Holdings, Inc.		292	19,970,939
Premium Brands Holdings Corp.(b)	CAD	153	13,207,915
Total			53,365,666

Forestry/Paper 0.20%
Rayonier, Inc.		338	13,059,384
West Fraser Timber Co., Ltd.(b)	CAD	199	13,688,277
Total			26,747,661

See Notes to Financial Statements.	7

Schedule of Investments (unaudited)(continued)

June 30, 2018

Investments	Shares (000)		Fair Value
Gaming 0.10%
Wynn Resorts Ltd.		81	$13,502,163

Gas Distribution 0.21%
Dommo Energia SA*(b)	BRL	3,526	1,291,975
ONEOK, Inc.		386	26,939,157
Total			28,231,132

Health Facilities 0.10%
Acadia Healthcare Co., Inc.*		333	13,622,089

Health Services 0.48%
Bio-Techne Corp.		96	14,136,622
HealthEquity, Inc.*		303	22,781,585
Illumina, Inc.*		95	26,407,987
Total			63,326,194

Investments & Miscellaneous Financial Services 0.34%
CME Group, Inc.		78	12,808,873
Grand Canyon Education, Inc.*		119	13,277,907
T. Rowe Price Group, Inc.		163	18,941,360
Total			45,028,140

Machinery 0.49%
Chart Industries, Inc.*		208	12,816,055
Graco, Inc.		290	13,103,128
Proto Labs, Inc.*		110	13,130,296
Roper Technologies, Inc.		95	26,160,683
Total			65,210,162

Media: Content 0.49%
AMC Networks, Inc. Class A*		204	12,668,834
ION Media Networks, Inc.		4	2,078,680	(i)
Netflix, Inc.*		128	50,170,757
Total			64,918,271

Medical Products 1.07%
ABIOMED, Inc.*		15	6,327,185
Align Technology, Inc.*		105	35,811,452
Edwards Lifesciences Corp.*		140	20,362,040
IDEXX Laboratories, Inc.*		151	32,968,220
Intuitive Surgical, Inc.*		55	26,381,952
Penumbra, Inc.*		144	19,951,208
Total			141,802,057

8	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2018

Investments	Shares (000)		Fair Value
Metals/Mining (Excluding Steel) 0.15%
Anglo American plc(b)	GBP	900	$20,136,859

Oil Field Equipment & Services 0.26%
Core Laboratories NV (Netherlands)(a)		165	20,790,195
Oceaneering International, Inc.		541	13,774,598
Total			34,564,793

Packaging 0.15%
AptarGroup, Inc.		212	19,837,274

Personal & Household Products 0.50%
Estee Lauder Cos., Inc. (The) Class A		93	13,246,341
LVMH Moet Hennessy Louis Vuitton SE(b)	EUR	74	24,775,079
Pola Orbis Holdings, Inc.(b)	JPY	596	26,227,513
Remington Outdoor Co., Inc.*		164	1,187,173	(c)
Total			65,436,106

Pharmaceuticals 1.40%
Agios Pharmaceuticals, Inc.*		355	29,926,414
Blueprint Medicines Corp.*		217	13,780,429
Canopy Growth Corp.*(b)	CAD	876	25,600,786
GW Pharmaceuticals plc ADR*		149	20,839,880
Loxo Oncology, Inc.*		247	42,775,311
Sage Therapeutics, Inc.*		121	18,986,932
Spark Therapeutics, Inc.*		240	19,836,827
Zoetis, Inc.		156	13,328,572
Total			185,075,151

Printing & Publishing 0.10%
S&P Global, Inc.		64	13,099,117

Real Estate Development & Management 0.22%
CoStar Group, Inc.*		69	28,374,502

Real Estate Investment Trusts 0.11%
Americold Realty Trust		631	13,894,620

Recreation & Travel 0.10%
Vail Resorts, Inc.		48	13,240,909

Restaurants 0.64%
Domino’s Pizza, Inc.		101	28,511,021
Shake Shack, Inc. Class A*		628	41,581,026

See Notes to Financial Statements.	9

Schedule of Investments (unaudited)(continued)

June 30, 2018

Investments	Shares (000)		Fair Value
Restaurants (continued)
Texas Roadhouse, Inc.		218	$14,252,487
Total			84,344,534

Software/Services 2.48%
2U, Inc.*		243	20,284,274
Aspen Technology, Inc.*		143	13,237,800
Black Knight, Inc.*		255	13,665,960
DocuSign, Inc.*		250	13,258,680
Fair Isaac Corp.*		139	26,912,851
FleetCor Technologies, Inc.*		66	13,891,946
Intuit, Inc.		134	27,313,944
Mastercard, Inc. Class A		105	20,612,000
MSCI, Inc.		77	12,797,665
ServiceNow, Inc.*		117	20,125,869
Spotify Technology SA (Sweden)*(a)		156	26,172,087
SS&C Technologies Holdings, Inc.		366	18,977,858
Trade Desk, Inc. (The) Class A*		68	6,368,363
Twitter, Inc.*		757	33,040,722
Veeva Systems, Inc. Class A*		358	27,508,809
VMware, Inc. Class A*		88	12,983,918
WEX, Inc.*		105	19,984,590
Total			327,137,336

Specialty Retail 1.79%
Canada Goose Holdings, Inc. (Canada)*(a)		427	25,133,952
Columbia Sportswear Co.		326	29,818,214
FirstCash, Inc.		148	13,293,038
Five Below, Inc.*		270	26,413,358
Lululemon Athletica, Inc. (Canada)*(a)		214	26,775,955
Moncler SpA(b)	EUR	628	28,620,386
Ollie’s Bargain Outlet Holdings, Inc.*		362	26,232,168
PRADA SpA(b)	HKD	3,055	14,133,052
SiteOne Landscape Supply, Inc.*		205	17,213,262
Under Armour, Inc.*		1,336	28,160,877
Total			235,794,262

Support: Services 0.35%
Bright Horizons Family Solutions, Inc.*		125	12,863,492
Cintas Corp.		109	20,117,664
Verisk Analytics, Inc.*		121	13,071,264
Total			46,052,420

10	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2018

Investments				Shares (000)	Fair Value
Telecommunications: Wireline Integrated & Services 0.14%
GDS Holdings Ltd. ADR*				464	$18,608,455

Theaters & Entertainment 0.16%
Activision Blizzard, Inc.				279	21,322,511

Transportation: Infrastructure/Services 0.20%
Expeditors International of Washington, Inc.				180	13,166,699
Kirby Corp.*				157	13,118,261
Total					26,284,960

Trucking & Delivery 0.10%
Old Dominion Freight Line, Inc.				88	13,150,338
Total Common Stocks (cost $1,948,065,659)					2,127,122,987

	Interest Rate		Maturity Date	Principal Amount (000)
CONVERTIBLE BONDS 0.46%

Automakers 0.11%
Tesla, Inc.	1.25%		3/1/2021	$12,496	14,112,433

Software/Services 0.20%
RealPage, Inc.	1.50%		11/15/2022	9,465	13,458,965
Zendesk, Inc.†	0.25%		3/15/2023	11,992	13,013,454
Total					26,472,419

Support: Services 0.10%
Square, Inc.	0.375%		3/1/2022	5,023	13,573,809

Telecommunications: Wireline Integrated & Services 0.05%
Intelsat SA (Luxembourg)†(a)	4.50%		6/15/2025	5,330	6,548,912
Total Convertible Bonds (cost $57,880,209)					60,707,573

FLOATING RATE LOANS(d) 6.74%

Aerospace/Defense 0.07%
Doncasters U.S. Finance LLC Term Loan B	5.834% (3 Mo. LIBOR + 3.50%	)	4/9/2020	9,486	9,198,194

Building Materials 0.29%
Forterra Finance, LLC Replacement Term Loan	5.094% (1 Mo. LIBOR + 3.00%	)	10/25/2023	27,358	25,622,344

See Notes to Financial Statements.	11

Schedule of Investments (unaudited)(continued)

June 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Building Materials (continued)
Zodiac Pool Solutions LLC 1st Lien Tranche B1 Term Loan	8.00% (3 Mo. LIBOR + 3.00%	)	12/20/2023	$13,268	$13,268,371
Total					38,890,715

Consumer/Commercial/Lease Financing 0.10%
Blackhawk Network Holdings, Inc. 1st Lien Term Loan	5.073% (3 Mo. LIBOR + 3.00%	)	6/15/2025	13,193	13,173,738

Department Stores 0.15%
Neiman Marcus Group LTD LLC Other Term Loan	5.263% (1 Mo. LIBOR + 3.25%	)	10/25/2020	22,310	19,827,654
Diversified Capital Goods 0.20%
Graftech International Ltd. Initial Term Loan	5.505% (1 Mo. LIBOR + 3.50%	)	2/12/2025	26,562	26,462,525

Electric: Generation 0.53%
Frontera Generation Holdings LLC Initial Term Loan	6.233% (1 Mo. LIBOR + 4.25%	)	5/2/2025	13,059	13,067,162
Lightstone Holdco LLC Refinancing Term Loan B	5.844% (1 Mo. LIBOR + 3.75%	)	1/30/2024	22,973	23,092,857
Lightstone Holdco LLC Refinancing Term Loan C	5.844% (1 Mo. LIBOR + 3.75%	)	1/30/2024	1,469	1,477,015
Moxie Patriot LLC Construction Advances Term Loan B1	8.084% (3 Mo. LIBOR + 5.75%	)	12/19/2020	1,559	1,546,155
Moxie Patriot LLC Construction Advances Term Loan B2	8.084% (3 Mo. LIBOR + 5.75%	)	12/19/2020	10,994	10,905,139
Sandy Creek Energy Associates, L.P. Term Loan	6.334% (3 Mo. LIBOR + 4.00%	)	11/9/2020	22,299	20,212,921
Total					70,301,249

Electronics 0.12%
EXC Holdings III Corp. 1st Lien Initial Term Loan	5.834% (3 Mo. LIBOR + 3.50%	)	12/2/2024	15,917	15,966,606

Energy: Exploration & Production 0.10%
California Resources Corp. Initial Term Loan	6.838% (1 Mo. LIBOR + 4.75%	)	12/31/2022	13,320	13,590,596

Food: Wholesale 0.18%
Albertson’s Cos., LLC Last Out Term Loan	–	(e)	5/3/2023	12,602	12,602,063
H-Food Holdings, LLC Initial Term Loan	5.091% (1 Mo. LIBOR + 3.00%	)	5/23/2025	11,258	11,169,343
Total					23,771,406

12	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Gaming 0.26%
Cowlitz Tribal Gaming Authority Term Loan B	12.594% (1 Mo. LIBOR + 10.50%	)	12/6/2021	$20,420	$22,002,981	(l)
Stars Group Inc., (The) Term Loan (Netherlands)(a)	5.094% (1 Mo. LIBOR + 3.00%	)	4/6/2025	12,897	12,898,705
Total					34,901,686

Health Facilities 0.13%
CHS/Community Health Systems, Inc. Incremental 2019 Retired Term Loan G	5.307% (3 Mo. LIBOR + 3.00%	)	12/31/2019	17,573	17,570,655

Health Services 0.08%
Genoa, a QoL Healthcare Co., LLC 1st Lien
Amendment No. 1 Term Loan	5.344% (1 Mo. LIBOR + 3.25%	)	10/30/2023	10,630	10,654,699

Hotels 0.10%
Wyndham Hotels & Resorts, Inc. Term Loan B	3.726% (3 Mo. LIBOR + 1.75%	)	5/30/2025	13,083	13,078,944

Insurance Brokerage 0.14%
Hub International Ltd. Initial Term Loan	5.36% (3 Mo. LIBOR + 3.00%	)	4/25/2025	18,255	18,165,733

Investments & Miscellaneous Financial Services 0.28%
Edelman Financial Group, The Term Loan B	–	(e)	7/21/2025	13,260	13,260,066
Vertafore, Inc. 1st Lien Initial Term Loan	–	(e)	7/2/2025	19,457	19,358,061
VFH Parent LLC Term Loan B1	5.558% (3 Mo. LIBOR + 3.25%	)	12/30/2021	4,841	4,883,666
Total					37,501,793

Leisure 0.15%
SeaWorld Parks & Entertainment, Inc. Term Loan B5	5.094% (1 Mo. LIBOR + 3.00%	)	4/1/2024	19,758	19,646,841

Media: Diversified 0.25%
Getty Images, Inc. Initial Term Loan	5.594% (1 Mo. LIBOR + 3.50%	)	10/18/2019	20,338	19,690,800
UFC Holdings, LLC 2nd Lien Term Loan	9.594% (1 Mo. LIBOR + 7.50%	)	8/18/2024	13,069	13,207,858
Total					32,898,658

See Notes to Financial Statements.	13

Schedule of Investments (unaudited)(continued)

June 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Oil Field Equipment & Services 0.25%
Apergy Corp. Initial Term Loan	4.563% (1 Mo. LIBOR + 2.50%	)	5/9/2025		$32,407	$32,488,018

Personal & Household Products 0.17%
Britax U.S. Holdings Inc. Initial Dollar Term Loan	5.834% (3 Mo. LIBOR + 3.50%	)	10/15/2020		20,766	18,131,586
FGI Operating Co. LLC exit Term Loan	12.343% (3 Mo. LIBOR + 10.00%	)	5/15/2022		990	990,000	(l)
Gibson Brands, Inc. Term Loan	11.00% (1 Mo. LIBOR + 9.00%	)	5/1/2019		2,439	2,955,106
Total						22,076,692

Recreation & Travel 0.39%
Intrawest Resorts Holdings, Inc. Initial Bluebird Term Loan	5.094% (1 Mo. LIBOR + 3.00%	)	7/31/2024		26,295	26,311,468
Kingpin Intermediate Holdings LLC 1st Lien Initial Term Loan	6.35% (1 Mo. LIBOR + 4.25%	)	7/3/2024		12,778	12,777,676	(l)
Silk Bidco AS Facility Term Loan B(b)	4.00% (6 Mo. Euribor + 4.00%	)	2/24/2025	EUR	10,916	12,675,999
Total						51,765,143

Restaurants 0.34%
CEC Entertainment, Inc. Term B Loan	5.344% (1 Mo. LIBOR + 3.25%	)	2/12/2021		$14,326	13,380,213
IRB Holding Corp. Term Loan B	5.255% - 5.279% (1 Mo. LIBOR + 3.25%	)	2/5/2025		13,300	13,338,436
Panera Bread Co. Term Loan	4.125% (3 Mo. LIBOR + 2.00%	)	7/18/2022		17,791	17,490,690
Total						44,209,339

Software/Services 1.14%
Marketo, Inc. Term Loan	5.613% (3 Mo. LIBOR + 3.25%	)	2/7/2025		25,919	25,708,408
Microchip Technology Inc. Initial Term Loan	4.10% (1 Mo. LIBOR + 2.00%	)	5/29/2025		14,911	14,914,131
Pike Corp. 2018 Initial Term	5.60% (1 Mo. LIBOR + 3.50%	)	3/23/2025		9,351	9,392,436
Rackspace Hosting, Inc. 1st Lien Term Loan B	5.363% (3 Mo. LIBOR + 3.00%	)	11/3/2023		13,469	13,320,223
Southern Graphics, Inc. 1st Lien Refinancing Term Loan	5.344% (1 Mo. LIBOR + 3.25%	)	12/31/2022		18,278	18,264,158
SS&C Technologies Holdings, Inc. Term Loan B4 (Luxembourg)(a)	4.594% (1 Mo. LIBOR + 2.50%	)	4/16/2025		15,027	15,048,848

14	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Software/Services (continued)
SS&C Technologies Holdings, Inc. Term Loan B3	4.594% (1 Mo. LIBOR + 2.50%	)	4/16/2025	$39,721	$39,778,354
Trans Union, LLC Incremental Term Loan B4	–	(e)	6/19/2025	13,521	13,495,648
Total					149,922,206

Specialty Retail 0.98%
Bass Pro Group, LLC Initial Term Loan	7.094% (1 Mo. LIBOR + 5.00%	)	9/25/2024	25,530	25,602,120
BJ’s Wholesale Club, Inc. 1st Lien Tranche B Term Loan	5.53% (1 Mo. LIBOR + 3.50%	)	2/3/2024	18,951	18,969,495
Boardriders, Inc. Initial Term Loan	8.594% (1 Mo. LIBOR + 6.50%	)	4/8/2024	15,682	15,682,000
Container Store, Inc. (The) Term Loan B1	9.094% (3 Mo. LIBOR + 7.00%	)	8/18/2021	8,831	8,974,876	(l)
EG Group Ltd. Additional Facility Term Loan (United Kingdom)(a)	6.334% (3 Mo. LIBOR + 4.00%	)	2/7/2025	9,982	9,911,099
EG Group Ltd. Facility Term Loan B (United Kingdom)(a)	6.338% (3 Mo. LIBOR + 4.00%	)	2/7/2025	7,956	7,899,135
J. Crew Group, Inc. Amended Term Loan	–	(e)	3/5/2021	16,969	14,206,192
Mavis Tire Express Services Corp. 1st Lien Closing Date Term Loan	5.334% (1 Mo. LIBOR + 3.25%	)	3/20/2025	22,666	22,524,061
Mavis Tire Express Services Corp. 1st Lien Delayed Draw Term Loan	5.334% (1 Mo. LIBOR + 3.25%	)	3/20/2025	200	199,244
Men’s Wearhouse, Inc., (The) Tranche B2 Term Loan	5.483% (1 Mo. LIBOR + 3.50%	)	4/9/2025	4,924	4,958,544
Total					128,926,766

Steel Producers/Products 0.05%
Phoenix Services International LLC Term Loan B	5.751% (1 Mo. LIBOR + 3.75%	)	3/1/2025	6,991	7,022,065

Support: Services 0.19%
AVSC Holding Corp. 1st Lien Initial Term Loan	5.232% - 5.25% (1 Mo. LIBOR + 3.25%	)	3/3/2025	12,880	12,777,713
York Risk Services Holding Corp. Term Loan	5.844% (1 Mo. LIBOR + 3.75%	)	10/1/2021	12,908	12,559,907
Total					25,337,620

Telecommunications: Satellite 0.10%
Intelsat Jackson Holdings S.A. Tranche B5 Term Loan (Luxembourg)(a)	6.625%		1/2/2024	12,532	12,964,160
Total Floating Rate Loans (cost $886,130,033)					890,313,701

See Notes to Financial Statements.	15

Schedule of Investments (unaudited)(continued)

June 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
FOREIGN BONDS(b) 0.29%

France 0.10%
CMA CGM SA†	5.25%	1/15/2025	EUR	14,434	$13,741,504

Netherlands 0.19%
Hema Bondco I BV†	6.25%	7/15/2022	EUR	22,390	25,176,961
Total Foreign Bonds (cost $41,301,606)					38,918,465

FOREIGN GOVERNMENT OBLIGATIONS 2.51%

Argentina 0.54%
City of Buenos Aires†(a)	7.50%	6/1/2027		$14,364	13,009,475
City of Buenos Aires†(a)	8.95%	2/19/2021		12,345	12,674,612
Province of Santa Fe†(a)	6.90%	11/1/2027		17,773	14,899,284
Provincia de Cordoba†(a)	7.125%	6/10/2021		12,608	11,946,080
Provincia de Mendoza†(a)	8.375%	5/19/2024		20,456	18,949,006
Total					71,478,457

Australia 0.30%
Australian Government(b)	4.25%	4/21/2026	AUD	26,802	22,222,437
Queensland Treasury Corp.†(b)	4.00%	6/21/2019	AUD	22,400	16,883,317
Total					39,105,754

Bermuda 0.20%
Government of Bermuda†	4.138%	1/3/2023		$14,720	14,909,888
Government of Bermuda†	4.854%	2/6/2024		10,997	11,368,809
Total					26,278,697

Canada 0.26%
Province of British Columbia Canada(b)	2.85%	6/18/2025	CAD	44,800	34,653,421

El Salvador 0.14%
Republic of EI Salvador†(a)	6.375%	1/18/2027		$20,039	18,761,514

Greece 0.13%
Hellenic Republic†(b)	4.375%	8/1/2022	EUR	14,317	17,639,444

Honduras 0.10%
Honduras Government†(a)	6.25%	1/19/2027		$13,042	13,135,902

Jamaica 0.29%
Government of Jamaica(a)	6.75%	4/28/2028		22,327	24,000,409
Government of Jamaica(a)	8.00%	3/15/2039		12,490	14,073,607
Total					38,074,016

16	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Nigeria 0.10%
Republic of Nigeria†(a)	6.50%	11/28/2027		$14,343	$13,380,068

Paraguay 0.10%
Republic of Paraguay†(a)	5.60%	3/13/2048		12,940	12,584,150

United Arab Emirates 0.15%
Abu Dhabi Government International†(a)	3.125%	5/3/2026		20,745	19,755,111

Uruguay 0.20%
Republic of Uruguay†(b)	8.50%	3/15/2028	UYU	304,243	8,409,177
Uruguay Monetary Regulation Bill(b)	Zero Coupon	5/3/2019	UYU	598,596	17,661,498
Total					26,070,675
Total Foreign Government Obligations (cost $341,319,924)					330,917,209

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 3.47%
Federal National Mortgage Assoc.(f)	3.50%	TBA		$157,700	156,922,700
Federal National Mortgage Assoc.(f)	4.50%	TBA		290,000	301,990,818
Total Government Sponsored Enterprises Pass-Throughs (cost $458,097,503)					458,913,518

HIGH YIELD CORPORATE BONDS 65.06%

Advertising 0.15%
Clear Channel Worldwide Holdings, Inc.	6.50%	11/15/2022		13,978	14,327,450
Lamar Media Corp.	5.75%	2/1/2026		4,938	5,042,932
Total					19,370,382

Aerospace/Defense 0.82%
BBA US Holdings, Inc.†	5.375%	5/1/2026		11,385	11,456,270
Bombardier, Inc. (Canada)†(a)	7.50%	12/1/2024		23,093	24,363,115
Bombardier, Inc. (Canada)†(a)	8.75%	12/1/2021		10,395	11,486,475
Bombardier, Inc. (Canada)†(a)	7.50%	3/15/2025		58,847	61,568,674
Total					108,874,534

Air Transportation 0.53%
Air Canada (Canada)†(a)	7.75%	4/15/2021		10,183	10,921,268
Air Canada 2013-1 Class A Pass Through Trust (Canada)†(a)	4.125%	11/15/2026		9,172	9,215,272
American Airlines 2013-2 Class B Pass-Through Trust†	5.60%	1/15/2022		5,143	5,252,838
Azul Investments LLP†	5.875%	10/26/2024		30,916	26,317,245
British Airways 2018-1 Class A Pass Through Trust (United Kingdom)†(a)	4.125%	3/20/2033		8,976	8,880,091

See Notes to Financial Statements.	17

Schedule of Investments (unaudited)(continued)

June 30, 2018

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Air Transportation (continued)
British Airways 2018-1 Class AA Pass Through Trust
(United Kingdom)†(a)	3.80%		3/20/2033		$8,953	$8,964,191
Total						69,550,905

Auto Parts & Equipment 0.23%
Allison Transmission, Inc.†	5.00%		10/1/2024		11,116	10,963,155
American Axle & Manufacturing, Inc.	6.25%		4/1/2025		20,085	20,009,681
Total						30,972,836

Automakers 0.60%
BMW US Capital LLC†	2.80%		4/11/2026		12,685	11,709,697
General Motors Co.	8.375%		7/15/2049		15,000	1,500	(i)
Tesla, Inc.†	5.30%		8/15/2025		75,942	67,873,163
Total						79,584,360

Banking 5.47%
ABN AMRO Bank NV (Netherlands)†(a)	4.75%		7/28/2025		19,742	19,667,375
Ally Financial, Inc.	8.00%		11/1/2031		22,002	26,292,390
American Express Co.	3.40%		2/27/2023		17,804	17,629,349
ANZ New Zealand Int’l Ltd. (United Kingdom)†(a)	2.125%		7/28/2021		13,090	12,545,976
Associated Banc-Corp.	4.25%		1/15/2025		8,885	8,940,499
Astoria Financial Corp.	3.50%		6/8/2020		13,364	13,363,606
Australia & New Zealand Banking Group Ltd. (United Kingdom)†(a)	6.75% (USD Swap + 5.17%	)#	–	(g)	11,885	12,107,844
Banco de Galicia y Buenos Aires SA (Argentina)†(a)	8.25% (5 Yr Treasury Note CMT + 7.16%	)#	7/19/2026		9,525	9,657,588
Banco Mercantil del Norte SA†	7.625% (10 Yr Treasury CMT + 5.35%	)#	–	(g)	5,629	5,579,746
Banco Safra SA†	4.125%		2/8/2023		18,021	17,212,578
Banistmo SA (Panama)†(a)	3.65%		9/19/2022		21,153	20,016,026
Bank of America Corp.	4.45%		3/3/2026		19,634	19,707,746
BankUnited, Inc.	4.875%		11/17/2025		25,390	25,838,475
CIT Group, Inc.	5.25%		3/7/2025		6,722	6,789,220
CIT Group, Inc.	6.125%		3/9/2028		12,241	12,608,230
Citigroup, Inc.	4.45%		9/29/2027		13,296	13,096,237
Citizens Bank NA/RI	3.70%		3/29/2023		17,739	17,711,773
Comerica, Inc.	3.80%		7/22/2026		11,098	10,833,089
Commonwealth Bank of Australia (Australia)†(a)	4.50%		12/9/2025		20,543	20,413,418
Compass Bank	3.875%		4/10/2025		26,897	25,970,998
Credit Suisse Group AG (Switzerland)†(a)	7.50% (5 Yr Swap rate + 4.60%	)#	–	(g)	8,994	9,307,981

18	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2018

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Banking (continued)
Fifth Third Bancorp	8.25%		3/1/2038		$15,095	$20,647,415
Goldman Sachs Group, Inc. (The)	3.472% (3 Mo. LIBOR + 1.11%	)#	4/26/2022		6,189	6,252,187
Goldman Sachs Group, Inc. (The)	3.50%		11/16/2026		13,667	12,886,419
Goldman Sachs Group, Inc. (The)	6.75%		10/1/2037		18,995	22,602,739
Home BancShares, Inc.	5.625% (3 Mo. LIBOR + 3.58%	)#	4/15/2027		25,966	26,821,316
Huntington Bancshares, Inc.	5.70%#		–	(g)	13,523	13,379,318
Itau Unibanco Holding SA†	6.125% (BADLAR + 3.98%	)#	–	(g)	8,486	7,945,017
JPMorgan Chase & Co.	3.54% (3 Mo. LIBOR + 1.38%	)#	5/1/2028		11,994	11,491,535
JPMorgan Chase & Co.	3.90%		7/15/2025		17,386	17,331,287

JPMorgan Chase & Co.	6.75% (3 Mo. LIBOR + 3.78% 3 Mo. LIBOR + 1.38%	)#	–	(g)	12,015	13,081,331
Lloyds Banking Group plc (United Kingdom)(a)	7.50% (5 Yr Swap rate + 4.76%	)#	–	(g)	14,598	14,860,764
Macquarie Bank Ltd. (United Kingdom)†(a)	6.125% (5 Yr Swap rate + 3.70%	)#	–	(g)	21,086	18,977,400
Morgan Stanley	3.125%		7/27/2026		18,976	17,664,303
Morgan Stanley	3.625%		1/20/2027		24,804	23,889,194
Morgan Stanley	4.00%		7/23/2025		8,326	8,305,726
People’s United Bank NA	4.00%		7/15/2024		9,400	9,382,405
Popular, Inc.	7.00%		7/1/2019		18,940	19,318,800
Royal Bank of Scotland Group plc (United Kingdom)(a)	5.125%		5/28/2024		5,151	5,200,217
Royal Bank of Scotland Group plc (United Kingdom)(a)	6.00%		12/19/2023		20,576	21,609,259
Royal Bank of Scotland Group plc (United Kingdom)(a)	6.10%		6/10/2023		24,392	25,708,570
Royal Bank of Scotland Group plc (United Kingdom)(a)	7.50% (5 Yr Swap rate + 5.80%	)#	–	(g)	22,522	23,017,484
Royal Bank of Scotland Group plc (United Kingdom)(a)	8.625% (5 Yr Swap rate + 7.60%	)#	–	(g)	19,174	20,425,103
SVB Financial Group	3.50%		1/29/2025		8,859	8,590,880
Turkiye Vakiflar Bankasi TAO (Turkey)†(a)	5.75%		1/30/2023		15,606	13,972,551
UBS AG	7.625%		8/17/2022		4,894	5,414,722
UBS Group Funding Switzerland AG (Switzerland)(a)	7.00% (5 Yr Swap rate + 4.87%	)#	–	(g)	8,600	8,739,956
Washington Mutual Bank(h)	6.875%		6/15/2011		22,500	2,250	(i)
Total						722,808,292

Beverages 0.82%
Bacardi Ltd.†	2.75%		7/15/2026		20,151	17,484,595
Bacardi Ltd.†	4.70%		5/15/2028		28,786	28,356,152
Becle SAB de CV (Mexico)†(a)	3.75%		5/13/2025		15,764	15,214,848

See Notes to Financial Statements.	19

Schedule of Investments (unaudited)(continued)

June 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Beverages (continued)
Brown-Forman Corp.	3.50%	4/15/2025	$8,956	$8,913,430
Brown-Forman Corp.	4.50%	7/15/2045	18,174	19,488,416
PepsiCo, Inc.	3.60%	3/1/2024	14,292	14,457,583
PepsiCo, Inc.	4.25%	10/22/2044	4,605	4,701,833
Total				108,616,857

Brokerage 0.41%
E*TRADE Financial Corp.	3.80%	8/24/2027	13,000	12,463,455
E*TRADE Financial Corp.	4.50%	6/20/2028	16,926	16,965,944
Freedom Mortgage Corp.†	8.125%	11/15/2024	12,953	12,596,792
Freedom Mortgage Corp.†	8.25%	4/15/2025	12,646	12,487,925
Total				54,514,116

Building & Construction 1.12%
Ashton Woods USA LLC/Ashton Woods Finance Co.†	6.75%	8/1/2025	10,711	10,229,005
Ashton Woods USA LLC/Ashton Woods Finance Co.†	6.875%	2/15/2021	9,653	9,749,530
Boral Finance Pty Ltd. (Australia)†(a)	3.75%	5/1/2028	13,397	12,778,236
ITR Concession Co. LLC†	5.183%	7/15/2035	7,658	7,348,767
Lennar Corp.	4.75%	11/15/2022	15,303	15,312,564
Lennar Corp.	4.75%	5/30/2025	4,408	4,281,270
PulteGroup, Inc.	5.00%	1/15/2027	20,770	19,809,387
PulteGroup, Inc.	6.375%	5/15/2033	25,646	25,774,230
Shea Homes LP/Shea Homes Funding Corp.†	6.125%	4/1/2025	6,321	6,321,000
Toll Brothers Finance Corp.	5.625%	1/15/2024	11,550	11,939,813
William Lyon Homes, Inc.	5.875%	1/31/2025	25,933	24,603,934
Total				148,147,736

Building Materials 0.43%
Builders FirstSource, Inc.†	5.625%	9/1/2024	6,979	6,830,696
Hillman Group, Inc. (The)†	6.375%	7/15/2022	12,708	12,231,450
Lennox International, Inc.	3.00%	11/15/2023	11,004	10,484,462
Masonite International Corp.†	5.625%	3/15/2023	9,897	10,166,198
Owens Corning	4.40%	1/30/2048	15,395	12,892,531
U.S. Concrete, Inc.	6.375%	6/1/2024	4,754	4,777,770
Total				57,383,107

Cable & Satellite Television 1.36%
Altice France SA (France)†(a)	7.375%	5/1/2026	46,103	45,247,789
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.125%	5/1/2027	32,573	30,496,471
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.75%	2/15/2026	26,111	25,719,335

20	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2018

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Cable & Satellite Television (continued)
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.875%		4/1/2024		$15,739	$15,857,043
CSC Holdings LLC†	10.875%		10/15/2025		16,727	19,324,703
DISH DBS Corp.	7.75%		7/1/2026		18,991	16,712,080
UPCB Finance IV Ltd.†	5.375%		1/15/2025		16,988	16,225,239
Ziggo BV (Netherlands)†(a)	5.50%		1/15/2027		10,728	10,047,845
Total						179,630,505

Chemicals 1.15%
CF Industries, Inc.†	4.50%		12/1/2026		26,420	26,314,662
Chemours Co. (The)	5.375%		5/15/2027		6,128	5,944,160
Chemours Co. (The)	7.00%		5/15/2025		15,344	16,533,160
Eagle Intermediate Global Holding BV/Ruyi
US Finance LLC (Netherlands)†(a)	7.50%		5/1/2025		12,874	12,890,092
Halcyon Agri Corp. Ltd. (Singapore)(a)	4.50% (2 Yr Treasury CMT + 8.31%	)#	–	(g)	1,250	1,184,831
Koppers, Inc.†	6.00%		2/15/2025		9,885	9,909,713
Olin Corp.	5.125%		9/15/2027		18,230	17,774,250
Phosagro OAO Via Phosagro Bond Funding DAC (Ireland)†(a)	3.949%		4/24/2023		21,302	20,206,012
TPC Group, Inc.†	8.75%		12/15/2020		12,040	11,979,800
Westlake Chemical Corp.	3.60%		8/15/2026		10,828	10,287,578
Yingde Gases Investment Ltd. (Hong Kong)†(a)	6.25%		1/19/2023		20,001	18,919,209
Total						151,943,467

Consumer/Commercial/Lease Financing 0.95%
Hunt Cos, Inc.†	6.25%		2/15/2026		12,198	11,405,130
Navient Corp.	5.00%		10/26/2020		8,744	8,744,000
Navient Corp.	6.125%		3/25/2024		32,497	32,253,273
Navient Corp.	6.75%		6/25/2025		34,833	34,571,752
Quicken Loans, Inc.†	5.25%		1/15/2028		28,288	26,196,102
WeWork Cos., Inc.†	7.875%		5/1/2025		13,453	12,948,513
Total						126,118,770

Department Stores 0.23%
Kohl’s Corp.	5.55%		7/17/2045		30,729	29,935,600

Discount Stores 1.22%
Amazon.com, Inc.	3.15%		8/22/2027		28,837	27,738,533
Amazon.com, Inc.	4.25%		8/22/2057		20,632	20,420,114
Amazon.com, Inc.	4.80%		12/5/2034		43,691	48,008,923
Amazon.com, Inc.	5.20%		12/3/2025		59,869	65,244,668
Total						161,412,238

See Notes to Financial Statements.	21

Schedule of Investments (unaudited)(continued)

June 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Diversified Capital Goods 0.81%
BCD Acquisition, Inc.†	9.625%	9/15/2023	$11,393	$12,190,510
GE Capital International Funding Co. Unlimited Co. (Ireland)(a)	4.418%	11/15/2035	39,176	37,997,428
Griffon Corp.	5.25%	3/1/2022	11,628	11,356,486
Siemens Financieringsmaatschappij NV (Netherlands)†(a)	3.25%	5/27/2025	12,036	11,754,553
SPX FLOW, Inc.†	5.625%	8/15/2024	8,609	8,587,477
SPX FLOW, Inc.†	5.875%	8/15/2026	14,947	14,872,265
Valmont Industries, Inc.	5.25%	10/1/2054	10,684	9,930,581
Total				106,689,300

Electric: Distribution/Transportation 0.07%
Oklahoma Gas & Electric Co.	4.15%	4/1/2047	8,896	8,946,866

Electric: Generation 1.08%
Acwa Power Management & Investments One Ltd. (United Arab Emirates)†(a)	5.95%	12/15/2039	13,014	12,758,470
Calpine Corp.	5.75%	1/15/2025	36,719	33,666,733
Listrindo Capital BV (Netherlands)†(a)	4.95%	9/14/2026	14,407	12,966,300
NextEra Energy Operating Partners LP†	4.50%	9/15/2027	2,182	2,048,353
NSG Holdings LLC/NSG Holdings, Inc.†	7.75%	12/15/2025	15,538	17,014,425
Rio Energy SA/UGEN SA/UENSA SA (Argentina)†(a)	6.875%	2/1/2025	18,960	15,831,600
Talen Energy Supply LLC	4.60%	12/15/2021	10,675	9,260,563
TerraForm Power Operating LLC†	5.00%	1/31/2028	17,118	16,283,497
Vistra Energy Corp.	7.625%	11/1/2024	5,693	6,098,626
Vistra Energy Corp.†	8.125%	1/30/2026	14,990	16,339,100
Total				142,267,667

Electric: Integrated 2.18%
Aegea Finance Sarl (Brazil)†(a)	5.75%	10/10/2024	16,680	15,504,060
Arizona Public Service Co.	2.95%	9/15/2027	13,385	12,596,729
Ausgrid Finance Pty Ltd. (Australia)†(a)	4.35%	8/1/2028	13,786	13,872,892
Duke Energy Florida LLC	2.10%	12/15/2019	8,820	8,768,508
El Paso Electric Co.	5.00%	12/1/2044	16,498	17,019,691
Entergy Arkansas, Inc.	4.00%	6/1/2028	18,151	18,368,414
Entergy Arkansas, Inc.	4.95%	12/15/2044	16,883	16,904,474
Entergy Louisiana LLC	4.00%	3/15/2033	10,745	10,766,717
Entergy Mississippi, Inc.	2.85%	6/1/2028	19,150	17,602,899
Indianapolis Power & Light Co.†	4.05%	5/1/2046	24,503	23,971,694
Louisville Gas & Electric Co.	4.375%	10/1/2045	15,039	15,475,959

22	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Integrated (continued)
Monongahela Power Co.†	3.55%	5/15/2027	$13,657	$13,319,654
NRG Energy, Inc.†	5.75%	1/15/2028	32,817	32,324,745
Ohio Power Co.	4.15%	4/1/2048	26,865	27,062,843
Puget Sound Energy, Inc.	4.223%	6/15/2048	13,467	13,704,331
Puget Sound Energy, Inc.	7.02%	12/1/2027	2,920	3,591,047
Rochester Gas & Electric Corp.†	3.10%	6/1/2027	10,604	10,070,577
Sierra Pacific Power Co.	2.60%	5/1/2026	9,730	8,994,822
Southern California Edison Co.	3.90%	3/15/2043	8,688	8,070,758
Total				287,990,814

Electronics 0.87%
Nokia OYJ (Finland)(a)	4.375%	6/12/2027	13,838	13,042,315
NVIDIA Corp.	3.20%	9/16/2026	29,939	28,887,329
Qorvo, Inc.	7.00%	12/1/2025	30,558	33,002,640
Trimble, Inc.	4.75%	12/1/2024	27,261	27,864,708
Xilinx, Inc.	2.95%	6/1/2024	12,846	12,223,450
Total				115,020,442

Energy: Exploration & Production 4.17%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp.	7.875%	12/15/2024	15,686	16,705,590
Anadarko Petroleum Corp.	6.60%	3/15/2046	26,585	32,039,101
California Resources Corp.†	8.00%	12/15/2022	28,174	25,708,775
Canadian Natural Resources Ltd. (Canada)(a)	3.85%	6/1/2027	22,221	21,709,810
Centennial Resource Production LLC†	5.375%	1/15/2026	12,041	11,739,975
CNX Resources Corp.	5.875%	4/15/2022	9,743	9,817,924
CNX Resources Corp.	8.00%	4/1/2023	3,933	4,182,549
Concho Resources, Inc.	3.75%	10/1/2027	25,830	24,858,549
Continental Resources, Inc.	3.80%	6/1/2024	34,568	33,753,019
Continental Resources, Inc.	4.375%	1/15/2028	10,436	10,367,285
Continental Resources, Inc.	4.50%	4/15/2023	34,157	34,720,142
Eclipse Resources Corp.	8.875%	7/15/2023	15,559	14,819,947
Endeavor Energy Resources LP/EER Finance, Inc.†	5.50%	1/30/2026	8,940	8,694,150
EP Energy LLC/Everest Acquisition Finance, Inc.†	8.00%	11/29/2024	11,547	11,720,205
EP Energy LLC/Everest Acquisition Finance, Inc.†	8.00%	2/15/2025	11,948	9,319,440
Gulfport Energy Corp.	6.00%	10/15/2024	2,973	2,876,378
Gulfport Energy Corp.	6.375%	5/15/2025	3,769	3,679,486
Gulfport Energy Corp.	6.375%	1/15/2026	6,698	6,446,825
Halcon Resources Corp.	6.75%	2/15/2025	10,716	10,073,040
HighPoint Operating Corp.	7.00%	10/15/2022	9,822	9,871,110

See Notes to Financial Statements.	23

Schedule of Investments (unaudited)(continued)

June 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Energy: Exploration & Production (continued)
HighPoint Operating Corp.	8.75%	6/15/2025		$6,033	$6,485,475
Hilcorp Energy I LP/Hilcorp Finance Co.†	5.00%	12/1/2024		17,952	17,503,200
Hilcorp Energy I LP/Hilcorp Finance Co.†	5.75%	10/1/2025		9,385	9,408,463
Hunt Oil Co. of Peru LLC Sucursal Del Peru (Peru)†(a)	6.375%	6/1/2028		16,110	16,452,337
Indigo Natural Resources LLC†	6.875%	2/15/2026		13,010	12,652,225
Jonah Energy LLC/Jonah Energy Finance Corp.†	7.25%	10/15/2025		21,795	17,708,437
MEG Energy Corp. (Canada)†(a)	6.50%	1/15/2025		11,902	11,916,877
MEG Energy Corp. (Canada)†(a)	7.00%	3/31/2024		23,708	22,255,885
Murphy Oil Corp.	6.875%	8/15/2024		5,221	5,495,103
Newfield Exploration Co.	5.625%	7/1/2024		32,379	34,281,266
OGX Austria GmbH (Brazil)†(a)(h)	8.50%	6/1/2019		20,000	400
Range Resources Corp.	4.875%	5/15/2025		10,974	10,342,995
SM Energy Co.	6.50%	1/1/2023		12,803	12,995,045
Southwestern Energy Co.	7.75%	10/1/2027		5,722	5,950,880
SRC Energy, Inc.†	6.25%	12/1/2025		21,135	21,214,256
Texaco Capital, Inc.	8.625%	11/15/2031		11,023	16,147,592
Transocean Guardian Ltd.†(j)	5.875%	1/15/2024		9,018	8,972,910
WildHorse Resource Development Corp.†	6.875%	2/1/2025		8,918	9,140,950
WPX Energy, Inc.	6.00%	1/15/2022		3,037	3,173,665
YPF SA (Argentina)†(a)	6.95%	7/21/2027		7,286	6,275,068
Total					551,476,329

Environmental 0.07%
Darling Global Finance BV†(b)	3.625%	5/15/2026	EUR	7,646	8,969,983

Food & Drug Retailers 0.19%
Albertsons Cos LLC/Safeway, Inc./New Albertsons
LP/Albertson’s LLC	6.625%	6/15/2024		$13,290	12,592,275
Ingles Markets, Inc.	5.75%	6/15/2023		12,209	12,086,910
Total					24,679,185

Food: Wholesale 1.33%
Arcor SAIC (Argentina)†(a)	6.00%	7/6/2023		9,788	9,807,576
B&G Foods, Inc.	5.25%	4/1/2025		14,068	13,294,260
Campbell Soup Co.	4.15%	3/15/2028		4,492	4,283,991
Chobani LLC/Chobani Finance Corp., Inc.†	7.50%	4/15/2025		14,154	13,640,917
Cosan Luxembourg SA (Luxembourg)†(a)	7.00%	1/20/2027		11,723	11,400,618
JBS USA LUX SA/JBS USA Finance, Inc.†	5.875%	7/15/2024		13,559	12,999,691
JBS USA LUX SA/JBS USA Finance, Inc.†	6.75%	2/15/2028		26,922	25,466,866
Kernel Holding SA (Ukraine)†(a)	8.75%	1/31/2022		13,575	13,381,896

24	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Food: Wholesale (continued)
Lamb Weston Holdings, Inc.†	4.625%	11/1/2024		$12,447	$12,166,943
McCormick & Co., Inc.	4.20%	8/15/2047		13,233	12,588,556
MHP Lux SA (Luxembourg)†(a)	6.95%	4/3/2026		12,231	11,478,365
MHP SE (Ukraine)†(a)	7.75%	5/10/2024		7,985	8,020,453
Nvent Finance Sarl (Luxembourg)†(a)	4.55%	4/15/2028		13,384	13,152,495
Simmons Foods, Inc.†	5.75%	11/1/2024		15,820	13,802,950
Total					175,485,577

Foreign Sovereign 0.17%
Dominican Republic†(b)	8.90%	2/15/2023	DOP	240,100	5,012,484
Instituto Costarricense de Electricidad (Costa Rica)†(a)	6.375%	5/15/2043		$20,468	17,090,780
Total					22,103,264

Forestry/Paper 0.71%
Flex Acquisition Co., Inc.†	7.875%	7/15/2026		10,821	10,805,850
Norbord, Inc. (Canada)†(a)	6.25%	4/15/2023		18,438	19,315,649
Rayonier AM Products, Inc.†	5.50%	6/1/2024		19,781	18,693,045
Rayonier, Inc.	3.75%	4/1/2022		12,089	12,044,775
Suzano Austria GmbH (Austria)†(a)	5.75%	7/14/2026		14,057	14,255,204
West Fraser Timber Co. Ltd. (Canada)†(a)	4.35%	10/15/2024		18,635	18,312,658
Total					93,427,181

Gaming 2.01%
Boyd Gaming Corp.†	6.00%	8/15/2026		13,070	12,955,638
Caesars Resort Collection LLC/CRC Finco, Inc.†	5.25%	10/15/2025		23,253	22,061,284
Eldorado Resorts, Inc.	6.00%	4/1/2025		5,376	5,409,600
Everi Payments, Inc.†	7.50%	12/15/2025		25,636	25,764,180
GLP Capital LP/GLP Financing II, Inc.	5.375%	4/15/2026		6,156	6,109,830
GLP Capital LP/GLP Financing II, Inc.	5.75%	6/1/2028		26,901	27,237,262
Jacobs Entertainment, Inc.†	7.875%	2/1/2024		19,057	19,962,207
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.	5.625%	5/1/2024		4,760	4,843,300
MGM Resorts International	6.00%	3/15/2023		38,946	40,211,745
MGM Resorts International	7.75%	3/15/2022		3,738	4,083,765
Mohegan Gaming & Entertainment†	7.875%	10/15/2024		13,557	12,828,311
Penn National Gaming, Inc.†	5.625%	1/15/2027		20,104	18,998,280
River Rock Entertainment Authority(h)	9.00%	11/1/2018		10,099	2,474,255
Scientific Games International, Inc.†	5.00%	10/15/2025		9,518	9,089,690
Scientific Games International, Inc.	10.00%	12/1/2022		15,930	17,025,188

See Notes to Financial Statements.	25

Schedule of Investments (unaudited)(continued)

June 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Gaming (continued)
Stars GRP Holdings/Stars GRP	7.00%	7/15/2026	$13,242	$13,407,525
Station Casinos LLC†	5.00%	10/1/2025	11,158	10,516,415
Wynn Macau Ltd. (Macau)†(a)	5.50%	10/1/2027	12,800	12,256,000
Total				265,234,475

Gas Distribution 2.30%
Blue Racer Midstream LLC/Blue Racer Finance Corp.†	6.125%	11/15/2022	9,770	9,916,550
Cheniere Corpus Christi Holdings LLC	5.125%	6/30/2027	23,796	23,677,020
Cheniere Corpus Christi Holdings LLC	5.875%	3/31/2025	14,002	14,614,587
Cheniere Corpus Christi Holdings LLC	7.00%	6/30/2024	8,783	9,606,406
Cheniere Energy Partners LP†	5.25%	10/1/2025	13,080	12,791,586
Dominion Energy Gas Holdings LLC	2.80%	11/15/2020	8,953	8,843,416
Dominion Energy Gas Holdings LLC	3.60%	12/15/2024	12,050	12,026,960
Florida Gas Transmission Co. LLC†	4.35%	7/15/2025	18,069	18,469,504
IFM US Colonial Pipeline 2 LLC†	6.45%	5/1/2021	17,675	18,849,042
LBC Tank Terminals Holding Netherlands BV (Belgium)†(a)	6.875%	5/15/2023	13,716	13,921,740
NGPL PipeCo LLC†	4.875%	8/15/2027	20,733	20,551,586
ONEOK, Inc.(j)	4.55%	7/15/2028	22,457	22,689,911
ONEOK, Inc.	4.95%	7/13/2047	27,029	26,395,566
Rockies Express Pipeline LLC†	5.625%	4/15/2020	13,991	14,393,241
Rockies Express Pipeline LLC†	6.875%	4/15/2040	13,930	15,949,850
Sabal Trail Transmission LLC†	4.246%	5/1/2028	20,166	20,335,533
Southern Star Central Corp.†	5.125%	7/15/2022	10,145	10,145,000
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	4.25%	11/15/2023	8,725	8,397,813
Targa Resources Partners LP/Targa Resources Partners Finance Corp.†	5.875%	4/15/2026	5,235	5,280,806
Williams Cos., Inc. (The)	3.70%	1/15/2023	18,096	17,598,360
Total				304,454,477

Health Facilities 2.94%
AHP Health Partners, Inc.†	9.75%	7/15/2026	13,727	13,795,635
Ascension Health	3.945%	11/15/2046	8,881	8,764,695
CHS/Community Health Systems, Inc.	8.00%	11/15/2019	27,328	26,713,120
Dignity Health	3.812%	11/1/2024	7,500	7,395,730
HCA, Inc.	5.25%	4/15/2025	13,995	14,029,987
HCA, Inc.	5.25%	6/15/2026	11,878	11,826,925
HCA, Inc.	5.375%	2/1/2025	4,128	4,075,162
HCA, Inc.	5.50%	6/15/2047	43,043	39,599,560

26	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Health Facilities (continued)
HCA, Inc.	5.875%	3/15/2022	$13,139	$13,730,255
HCA, Inc.	5.875%	2/15/2026	3,753	3,795,221
HCA, Inc.	7.05%	12/1/2027	3,490	3,620,875
HCA, Inc.	7.50%	2/15/2022	32,098	34,986,820
HCA, Inc.	7.58%	9/15/2025	5,778	6,269,130
HCA, Inc.	7.69%	6/15/2025	12,776	13,925,840
HCA, Inc.	8.36%	4/15/2024	2,295	2,576,138
Memorial Sloan-Kettering Cancer Center	4.20%	7/1/2055	28,034	28,831,772
New York & Presbyterian Hospital (The)	4.063%	8/1/2056	16,078	15,902,997
NVA Holdings, Inc.†	6.875%	4/1/2026	12,775	12,759,031
NYU Langone Hospitals	4.368%	7/1/2047	11,359	11,752,196
RegionalCare Hospital Partners Holdings, Inc.†	8.25%	5/1/2023	9,865	10,426,072
RWJ Barnabas Health, Inc.	3.949%	7/1/2046	8,928	8,585,135
Tenet Healthcare Corp.†	4.625%	7/15/2024	7,281	6,923,867
Tenet Healthcare Corp.†	5.125%	5/1/2025	65,257	62,279,649
Tenet Healthcare Corp.	6.75%	6/15/2023	25,526	25,494,092
Total				388,059,904

Health Services 0.99%
ASP AMC Merger Sub, Inc.†	8.00%	5/15/2025	15,996	13,356,660
Eagle Holding Co. II LLC PIK 8.375%†	7.625%	5/15/2022	6,366	6,446,848
inVentiv Group Holdings, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc.†	7.50%	10/1/2024	5,736	6,037,140
Jaguar Holding Co. II/Pharmaceutical Product Development LLC†	6.375%	8/1/2023	10,774	10,749,220
MPH Acquisition Holdings LLC†	7.125%	6/1/2024	9,799	10,068,473
Polaris Intermediate Corp. PIK 8.50%†	8.50%	12/1/2022	16,766	17,352,810
Rede D’or Finance Sarl (Luxembourg)†(a)	4.95%	1/17/2028	28,738	25,666,626
Sotera Health Topco, Inc. PIK 8.875%†	8.125%	11/1/2021	15,762	15,840,810
West Street Merger Sub, Inc.†	6.375%	9/1/2025	25,648	24,622,080
Total				130,140,667

Hotels 0.57%
ESH Hospitality, Inc.†	5.25%	5/1/2025	13,467	13,029,322
Hilton Domestic Operating Co., Inc.	4.25%	9/1/2024	11,114	10,599,978
Hilton Domestic Operating Co., Inc.†	5.125%	5/1/2026	22,390	22,110,125
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.	6.125%	12/1/2024	8,824	9,033,570
Wyndham Destinations, Inc.	4.50%	4/1/2027	8,665	8,491,700
Wyndham Destinations, Inc.	5.10%	10/1/2025	12,105	12,453,019
Total				75,717,714

See Notes to Financial Statements.	27

Schedule of Investments (unaudited)(continued)

June 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Insurance Brokerage 0.34%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer†	8.25%		8/1/2023	$18,536	$19,182,443
Farmers Insurance Exchange†	4.747% (3 Mo. LIBOR + 3.23%	)#	11/1/2057	14,130	12,929,914
HUB International Ltd.†	7.00%		5/1/2026	12,796	12,668,040
Total					44,780,397

Integrated Energy 0.69%
Cenovus Energy, Inc. (Canada)(a)	6.75%		11/15/2039	16,113	17,735,780
Exxon Mobil Corp.	3.043%		3/1/2026	23,752	23,155,301
Rio Oil Finance Trust Series 2018-1 (Brazil)†(a)	8.20%		4/6/2028	12,879	13,078,625
Shell International Finance BV (Netherlands)(a)	6.375%		12/15/2038	28,912	37,546,333
Total					91,516,039

Investments & Miscellaneous Financial Services 1.41%
BrightSphere Investment Group plc (United Kingdom)(a)	4.80%		7/27/2026	13,913	13,701,112
Cboe Global Markets, Inc.	3.65%		1/12/2027	7,766	7,504,720
FMR LLC†	5.35%		11/15/2021	7,800	8,272,431
Moody’s Corp.	3.25%		1/15/2028	22,271	21,056,754
MSCI, Inc.†	5.75%		8/15/2025	14,861	15,381,135
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%		3/15/2027	17,785	17,655,693
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%		4/15/2045	41,554	40,117,423
S&P Global, Inc.	6.55%		11/15/2037	13,324	17,106,847
Unifin Financiera SAB de CV SOFOM ENR (Mexico)†(a)	7.25%		9/27/2023	12,500	11,890,625
VFH Parent LLC/Orchestra Co-Issuer, Inc.†	6.75%		6/15/2022	11,984	12,448,380
Wand Merger Corp.	9.125%		7/15/2026	20,586	20,843,325	(c)
Total					185,978,445

Life Insurance 0.53%
Northwestern Mutual Life Insurance Co. (The)†	3.85%		9/30/2047	28,610	26,241,398
Nuveen Finance LLC†	4.125%		11/1/2024	12,927	12,868,254
Teachers Insurance & Annuity Association of America†	4.27%		5/15/2047	17,804	17,053,665
Teachers Insurance & Annuity Association of America†	4.90%		9/15/2044	12,705	13,393,980
Total					69,557,297

Machinery 0.19%
Titan Acquisition Ltd./Titan Co-Borrower LLC (Canada)†(a)	7.75%		4/15/2026	17,910	16,745,850

28	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Machinery (continued)
Xylem, Inc.	3.25%	11/1/2026		$8,884	$8,363,561
Total					25,109,411

Managed Care 1.07%
Anthem, Inc.	3.65%	12/1/2027		14,895	14,131,979
Centene Corp.	4.75%	1/15/2025		26,345	26,279,138
Centene Corp.	6.125%	2/15/2024		18,803	19,860,669
Centene Escrow I Corp.†	5.375%	6/1/2026		29,900	30,367,337
Kaiser Foundation Hospitals	4.15%	5/1/2047		17,628	17,880,139
WellCare Health Plans, Inc.	5.25%	4/1/2025		32,352	32,271,120
Total					140,790,382

Media: Content 1.39%
Activision Blizzard, Inc.	3.40%	9/15/2026		15,221	14,474,279
AMC Networks, Inc.	4.75%	8/1/2025		27,032	26,052,360
Gray Television, Inc.†	5.125%	10/15/2024		2,220	2,125,650
Gray Television, Inc.†	5.875%	7/15/2026		9,833	9,378,224
iHeartCommunications, Inc.(h)	9.00%	3/1/2021		34,608	26,475,120
Netflix, Inc.(b)	3.625%	5/15/2027	EUR	10,484	12,027,490
Netflix, Inc.	4.375%	11/15/2026		$30,478	28,643,224
Netflix, Inc.†	4.875%	4/15/2028		3,908	3,729,873
Netflix, Inc.	5.50%	2/15/2022		5,323	5,502,651
Netflix, Inc.	5.875%	2/15/2025		23,918	24,594,640
Sirius XM Radio, Inc.†	5.00%	8/1/2027		11,533	10,812,188
Sirius XM Radio, Inc.†	5.375%	7/15/2026		10,495	10,127,675
Sirius XM Radio, Inc.†	6.00%	7/15/2024		9,524	9,726,385
Total					183,669,759

Media: Diversified 0.24%
21st Century Fox America, Inc.	7.75%	12/1/2045		21,950	31,017,272

Medical Products 0.67%
Boston Scientific Corp.	7.00%	11/15/2035		9,840	12,626,941
Edwards Lifesciences Corp.	4.30%	6/15/2028		23,943	23,942,635
Fresenius Medical Care US Finance II, Inc.†	4.75%	10/15/2024		16,641	17,138,301
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA†	6.625%	5/15/2022		24,815	24,380,738
Teleflex, Inc.	4.625%	11/15/2027		6,711	6,367,061
Teleflex, Inc.	4.875%	6/1/2026		4,031	3,970,535
Total					88,426,211

See Notes to Financial Statements.	29

Schedule of Investments (unaudited)(continued)

June 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Metals/Mining (Excluding Steel) 3.27%
Alcoa Nederland Holding BV (Netherlands)†(a)	6.125%	5/15/2028	$12,168	$12,274,470
Alcoa Nederland Holding BV (Netherlands)†(a)	6.75%	9/30/2024	26,682	28,271,980
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp.†	7.50%	5/1/2025	12,720	13,594,500
Anglo American Capital plc (United Kingdom)†(a)	3.75%	4/10/2022	16,203	16,100,510
Anglo American Capital plc (United Kingdom)†(a)	4.75%	4/10/2027	22,220	21,930,709
Baffinland Iron Mines Corp./Baffinland Iron Mines LP (Canada)†(a)	8.75%	7/15/2026	11,229	11,271,670
Cleveland-Cliffs, Inc.	5.75%	3/1/2025	27,065	25,745,581
Eterna Capital Pte Ltd. PIK 1.00% (Singapore)(a)	7.50%	12/11/2022	4,879	4,829,167
Eterna Capital Pte Ltd. PIK 8.00% (Singapore)(a)	8.00%	12/11/2022	13,333	12,560,087
First Quantum Minerals Ltd. (Canada)†(a)	7.25%	4/1/2023	13,005	13,037,512
Freeport-McMoRan, Inc.	3.55%	3/1/2022	29,769	28,354,972
Freeport-McMoRan, Inc.	3.875%	3/15/2023	69,141	65,511,097
Grinding Media, Inc./Moly-Cop AltaSteel Ltd.†	7.375%	12/15/2023	6,084	6,357,780
Hudbay Minerals, Inc. (Canada)†(a)	7.25%	1/15/2023	3,928	4,065,480
Hudbay Minerals, Inc. (Canada)†(a)	7.625%	1/15/2025	6,227	6,553,918
Imperial Metals Corp. (Canada)†(a)	7.00%	3/15/2019	10,318	9,234,610
Indika Energy Capital III Pte Ltd. (Singapore)†(a)	5.875%	11/9/2024	23,311	20,803,319
Lundin Mining Corp. (Canada)†(a)	7.875%	11/1/2022	13,110	13,791,720
Mirabela Nickel Ltd. (Australia)(a)	1.00%	9/10/2044	185	19	(i)
Nexa Resources SA (Brazil)†(a)	5.375%	5/4/2027	9,984	9,709,440
Novelis Corp.†	5.875%	9/30/2026	8,892	8,536,320
Novelis Corp.†	6.25%	8/15/2024	8,652	8,673,630
Peabody Energy Corp.†	6.00%	3/31/2022	10,207	10,372,864
Peabody Energy Corp.†	6.375%	3/31/2025	30,052	30,991,125
Peabody Energy Corp.	10.00%	3/15/2022	11,660	1,166	(i)
Rain CII Carbon LLC/CII Carbon Corp.†	7.25%	4/1/2025	20,958	21,377,160
Samarco Mineracao SA (Brazil)†(a)(h)	4.125%	11/1/2022	19,000	13,870,000
Teck Resources Ltd. (Canada)†(a)	8.50%	6/1/2024	2,940	3,230,325
Warrior Met Coal, Inc.†	8.00%	11/1/2024	10,469	10,835,415
Total				431,886,546

Monoline Insurance 0.22%
Acrisure LLC/Acrisure Finance, Inc.†	7.00%	11/15/2025	19,516	17,808,350
MGIC Investment Corp.	5.75%	8/15/2023	10,670	10,936,750
Total				28,745,100

30	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Non-Electric Utilities 0.09%
Brooklyn Union Gas Co. (The)†	3.407%	3/10/2026	$11,916	$11,620,966

Oil Field Equipment & Services 1.78%
Abu Dhabi Crude Oil Pipeline LLC (United Arab Emirates)†(a)	4.60%	11/2/2047	28,472	26,174,310
Calfrac Holdings LP†	8.50%	6/15/2026	19,226	19,346,162
CSI Compressco LP/CSI Compressco Finance, Inc.†	7.50%	4/1/2025	15,663	15,800,051
Ensco plc (United Kingdom)(a)	4.50%	10/1/2024	15,233	12,605,307
Ensco plc (United Kingdom)(a)	5.20%	3/15/2025	31,408	26,186,420
Forum Energy Technologies, Inc.	6.25%	10/1/2021	11,835	11,864,588
National Oilwell Varco, Inc.	3.95%	12/1/2042	22,071	18,740,435
Noble Holding International Ltd.†	7.875%	2/1/2026	19,245	19,846,406
Pioneer Energy Services Corp.	6.125%	3/15/2022	14,399	13,751,045
Precision Drilling Corp. (Canada)(a)	5.25%	11/15/2024	18,990	18,040,500
Rowan Cos., Inc.	4.75%	1/15/2024	11,770	10,210,475
Transocean Phoenix 2 Ltd.†	7.75%	10/15/2024	7,950	8,546,304
Transocean Proteus Ltd.†	6.25%	12/1/2024	11,263	11,417,359
Transocean, Inc.†	7.50%	1/15/2026	12,803	13,035,054
Unit Corp.	6.625%	5/15/2021	10,037	10,062,093
Total				235,626,509

Oil Refining & Marketing 0.26%
Citgo Holding, Inc.†	10.75%	2/15/2020	23,028	24,611,175
Raizen Fuels Finance SA (Luxembourg)†(a)	5.30%	1/20/2027	10,349	9,986,785
Total				34,597,960

Packaging 0.69%
BWAY Holding Co.†	7.25%	4/15/2025	40,526	39,614,165
Crown Cork & Seal Co., Inc.	7.375%	12/15/2026	11,810	12,813,850
Pactiv LLC	7.95%	12/15/2025	11,829	13,011,900
Sealed Air Corp.†	6.875%	7/15/2033	15,750	17,364,375
Trident Merger Sub, Inc.†	6.625%	11/1/2025	8,990	8,787,725
Total				91,592,015

Personal & Household Products 0.56%
Energizer Gamma Acquisition, Inc.†(j)	6.375%	7/15/2026	12,362	12,593,788
Gibson Brands, Inc.†(h)	8.875%	8/1/2018	19,905	16,222,575
Mattel, Inc.	2.35%	8/15/2021	30,026	27,398,725
Mattel, Inc.†	6.75%	12/31/2025	8,936	8,723,770
SC Johnson & Son, Inc.†	4.75%	10/15/2046	8,257	9,078,840
Total				74,017,698

See Notes to Financial Statements.	31

Schedule of Investments (unaudited)(continued)

June 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Pharmaceuticals 1.16%
Valeant Pharmaceuticals International, Inc.†(b)	4.50%	5/15/2023	EUR	31,388	$34,743,903
Valeant Pharmaceuticals International, Inc.†	5.50%	3/1/2023		$9,182	8,585,170
Valeant Pharmaceuticals International, Inc.†	5.625%	12/1/2021		53,420	52,752,250
Valeant Pharmaceuticals International, Inc.†	5.875%	5/15/2023		20,719	19,540,607
Valeant Pharmaceuticals International, Inc.†	6.50%	3/15/2022		6,231	6,472,451
Valeant Pharmaceuticals International, Inc.†	7.00%	3/15/2024		12,232	12,839,808
Valeant Pharmaceuticals International, Inc.†	8.50%	1/31/2027		18,551	18,875,643
Total					153,809,832

Printing & Publishing 0.14%
Meredith Corp.†	6.875%	2/1/2026		18,864	18,651,780

Property & Casualty 0.19%
Allstate Corp. (The)	4.20%	12/15/2046		12,471	12,354,973
Arch Capital Finance LLC	4.011%	12/15/2026		13,319	13,177,654
Total					25,532,627

Rail 0.41%
Central Japan Railway Co. (Japan)†(a)	4.25%	11/24/2045		14,466	15,409,605
Rumo Luxembourg Sarl (Luxembourg)†(a)	5.875%	1/18/2025		14,510	13,303,856
Rumo Luxembourg Sarl (Luxembourg)†(a)	7.375%	2/9/2024		14,853	15,038,811
Watco Cos. LLC/Watco Finance Corp.†	6.375%	4/1/2023		10,514	10,724,280
Total					54,476,552

Real Estate Development & Management 0.41%
China Evergrande Group (China)(a)	8.75%	6/28/2025		13,187	11,629,431
Country Garden Holdings Co. Ltd. (China)(a)	4.75%	9/28/2023		21,332	19,568,995
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada)†(a)	3.875%	3/20/2027		23,275	23,008,966
Total					54,207,392

Real Estate Investment Trusts 0.48%
Alexandria Real Estate Equities, Inc.	3.95%	1/15/2028		14,750	14,191,325
Goodman US Finance Four LLC†	4.50%	10/15/2037		11,486	11,411,123
Goodman US Finance Three LLC†	3.70%	3/15/2028		7,763	7,334,553
Prologis LP	3.875%	9/15/2028		8,980	9,014,196
VEREIT Operating Partnership LP	4.60%	2/6/2024		4,489	4,494,311
VEREIT Operating Partnership LP	4.875%	6/1/2026		17,065	17,034,212
Total					63,479,720

32	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Recreation & Travel 0.71%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op	5.375%	4/15/2027	$6,116	$6,039,550
LTF Merger Sub, Inc.†	8.50%	6/15/2023	5,781	6,041,145
Royal Caribbean Cruises Ltd.	7.50%	10/15/2027	30,318	36,435,639
Silversea Cruise Finance Ltd.†	7.25%	2/1/2025	18,091	19,630,544
Six Flags Entertainment Corp.†	4.875%	7/31/2024	13,503	13,154,623
Viking Cruises Ltd.†	5.875%	9/15/2027	13,530	12,819,675
Total				94,121,176

Reinsurance 0.31%
AXIS Specialty Finance plc (United Kingdom)(a)	5.15%	4/1/2045	1,468	1,444,223
Berkshire Hathaway, Inc.	2.75%	3/15/2023	7,903	7,739,450
Berkshire Hathaway, Inc.	3.125%	3/15/2026	7,903	7,619,704
Transatlantic Holdings, Inc.	8.00%	11/30/2039	17,809	24,390,481
Total				41,193,858

Restaurants 0.44%
Arcos Dorados Holdings, Inc. (Uruguay)†(a)	5.875%	4/4/2027	12,529	12,115,919
IRB Holding Corp.†	6.75%	2/15/2026	13,514	12,939,655
KFC Holding Co./Pizza Hut Holdings LLC/ Taco Bell of America LLC†	4.75%	6/1/2027	13,493	12,784,618
KFC Holding Co./Pizza Hut Holdings LLC/ Taco Bell of America LLC†	5.00%	6/1/2024	20,332	20,122,580
Total				57,962,772

Software/Services 2.79%
Alibaba Group Holding Ltd. (China)(a)	3.125%	11/28/2021	18,436	18,266,460
Alibaba Group Holding Ltd. (China)(a)	4.20%	12/6/2047	17,904	16,324,322
Autodesk, Inc.	3.50%	6/15/2027	27,008	25,219,662
Citrix Systems, Inc.	4.50%	12/1/2027	17,872	17,345,829
First Data Corp.†	5.75%	1/15/2024	37,266	37,381,525
Informatica LLC†	7.125%	7/15/2023	12,729	12,922,735
j2 Cloud Services LLC/j2 Global Co-Obligor, Inc.†	6.00%	7/15/2025	4,098	4,169,715
Match Group, Inc.†	5.00%	12/15/2027	26,537	24,745,753
Microsoft Corp.	2.40%	8/8/2026	22,252	20,599,014
Microsoft Corp.	3.125%	11/3/2025	33,202	32,638,936
Microsoft Corp.	3.30%	2/6/2027	26,383	26,067,235
Microsoft Corp.	4.50%	2/6/2057	8,948	9,731,404
Rackspace Hosting, Inc.†	8.625%	11/15/2024	9,760	9,833,200
salesforce.com, Inc.	3.70%	4/11/2028	17,807	17,694,012

See Notes to Financial Statements.	33

Schedule of Investments (unaudited)(continued)

June 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Software/Services (continued)
Solera LLC/Solera Finance, Inc.†	10.50%	3/1/2024		$11,823	$13,190,094
Sophia LP/Sophia Finance, Inc.†	9.00%	9/30/2023		11,134	11,744,978
Tencent Holdings Ltd. (China)†(a)	3.595%	1/19/2028		19,777	18,724,279
Tencent Holdings Ltd. (China)†(a)	3.925%	1/19/2038		13,821	12,618,103
VeriSign, Inc.	4.75%	7/15/2027		8,783	8,418,066
VeriSign, Inc.	5.25%	4/1/2025		15,945	16,219,254
Visa, Inc.	3.15%	12/14/2025		14,645	14,179,069
Total					368,033,645

Specialty Retail 0.95%
Brookstone Holdings Corp. PIK 10.00%	10.00%	7/7/2021		726	58,116
Claire’s Stores, Inc.†(h)	9.00%	3/15/2019		26,159	16,610,965
Guitar Center Escrow Issuer, Inc.†	9.50%	10/15/2021		13,342	12,975,095
Hot Topic, Inc.†	9.25%	6/15/2021		14,785	14,175,119
Levi Strauss & Co.(b)	3.375%	3/15/2027	EUR	11,100	13,019,421
Neiman Marcus Group Ltd. LLC PIK 9.5%†	8.75%	10/15/2021		$14,860	9,956,200
PVH Corp.(b)	3.125%	12/15/2027	EUR	11,316	13,076,149
Tapestry, Inc.	4.125%	7/15/2027		$16,634	15,885,614
Tiffany & Co.	4.90%	10/1/2044		15,439	14,944,112
Under Armour, Inc.	3.25%	6/15/2026		16,094	14,462,669
Total					125,163,460

Steel Producers/Products 0.44%
Allegheny Technologies, Inc.	7.875%	8/15/2023		17,595	19,002,600
ArcelorMittal (Luxembourg)(a)	6.125%	6/1/2025		14,131	15,296,807
Joseph T Ryerson & Son, Inc.†	11.00%	5/15/2022		7,754	8,548,785
Steel Dynamics, Inc.	4.125%	9/15/2025		10,927	10,530,896
Steel Dynamics, Inc.	5.00%	12/15/2026		5,285	5,298,213
Total					58,677,301

Support: Services 2.62%
AECOM	5.125%	3/15/2027		26,833	25,357,185
Ahem Rentals, Inc.†	7.375%	5/15/2023		13,025	12,764,500
APX Group, Inc.	8.75%	12/1/2020		533	511,467
Ashtead Capital, Inc.†	4.375%	8/15/2027		13,664	12,741,680
BakerCorp International, Inc.	8.25%	6/1/2019		13,054	12,695,015
BlueLine Rental Finance Corp./BlueLine Rental LLC†	9.25%	3/15/2024		17,892	19,080,029
Brand Industrial Services, Inc.†	8.50%	7/15/2025		21,315	21,661,369
Brink’s Co. (The)†	4.625%	10/15/2027		18,978	17,602,095
Cleveland Clinic Foundation (The)	4.858%	1/1/2114		8,223	8,763,271

34	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Support: Services (continued)
Cloud Crane LLC†	10.125%	8/1/2024	$9,910	$10,678,025
Garda World Security Corp. (Canada)†(a)	8.75%	5/15/2025	12,119	12,421,975
H&E Equipment Services, Inc.	5.625%	9/1/2025	13,165	12,967,525
IHS Markit Ltd. (United kingdom)†(a)	4.00%	3/1/2026	29,435	28,220,806
Jurassic Holdings III, Inc.†	6.875%	2/15/2021	16,782	16,236,585
Marble II Pte Ltd. (Singapore)†(a)	5.30%	6/20/2022	26,573	25,035,008
Metropolitan Museum of Art (The)	3.40%	7/1/2045	13,518	12,636,435
Monitronics International, Inc.	9.125%	4/1/2020	10,520	6,811,700
Prime Security Services Borrower LLC/Prime Finance, Inc.†	9.25%	5/15/2023	13,503	14,448,210
Ritchie Bros Auctioneers, Inc. (Canada)†(a)	5.375%	1/15/2025	13,118	12,757,255
United Rentals North America, Inc.	4.625%	10/15/2025	11,437	10,922,335
United Rentals North America, Inc.	4.875%	1/15/2028	21,596	20,111,275
United Rentals North America, Inc.	5.875%	9/15/2026	6,713	6,788,521
Weight Watchers International, Inc.†	8.625%	12/1/2025	22,325	24,556,384
Total				345,768,650

Technology Hardware & Equipment 0.83%
CDW LLC/CDW Finance Corp.	5.50%	12/1/2024	15,000	15,375,000
Dell International LLC/EMC Corp.†	6.02%	6/15/2026	26,395	27,791,080
Dell International LLC/EMC Corp.†	7.125%	6/15/2024	30,859	32,721,003
HP, Inc.	6.00%	9/15/2041	13,421	13,666,236
Western Digital Corp.	4.75%	2/15/2026	20,860	20,325,463
Total				109,878,782

Telecommunications: Satellite 0.44%
Intelsat Connect Finance SA (Luxembourg)†(a)	12.50%	4/1/2022	17,391	17,255,350
Intelsat Jackson Holdings SA (Luxembourg)(a)	5.50%	8/1/2023	41,217	37,082,935
Intelsat Jackson Holdings SA (Luxembourg)(a)	7.50%	4/1/2021	4,088	4,077,780
Total				58,416,065

Telecommunications: Wireless 0.62%
T-Mobile USA, Inc.	6.00%	4/15/2024	13,317	13,816,388
T-Mobile USA, Inc.	6.375%	3/1/2025	27,346	28,439,840
T-Mobile USA, Inc.	6.50%	1/15/2026	38,271	39,503,326
Total				81,759,554

Telecommunications: Wireline Integrated & Services 2.03%
CenturyLink, Inc.	5.625%	4/1/2025	16,764	15,883,890
CenturyLink, Inc.	6.75%	12/1/2023	6,832	6,883,240
CenturyLink, Inc.	7.50%	4/1/2024	11,644	11,993,320

See Notes to Financial Statements.	35

Schedule of Investments (unaudited)(continued)

June 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Telecommunications: Wireline Integrated & Services (continued)
DKT Finance ApS (Denmark)†(a)(j)	9.375%	6/17/2023		$12,368	$12,553,520
Equinix, Inc.(b)	2.875%	2/1/2026	EUR	40,001	44,244,845
Equinix, Inc.	5.375%	5/15/2027		$4,814	4,814,000
Equinix, Inc.	5.875%	1/15/2026		4,823	4,897,756
Frontier Communications Corp.	6.875%	1/15/2025		41,454	26,893,282
Frontier Communications Corp.	7.125%	1/15/2023		4,315	3,201,191
Frontier Communications Corp.	7.625%	4/15/2024		8,776	6,099,320
Frontier Communications Corp.†	8.50%	4/1/2026		13,432	13,012,250
Frontier Communications Corp.	11.00%	9/15/2025		16,316	13,129,485
GCI LLC	6.875%	4/15/2025		13,026	13,550,948
Hellas Telecommunications Luxembourg II SCA (Luxembourg)†(a)(h)	Zero Coupon	1/15/2015		15,000	1,500	(i)
InterXion Holding NV†(b)	4.75%	6/15/2025	EUR	11,266	13,234,321
Motorola Solutions, Inc.	4.60%	2/23/2028		$13,419	13,366,759
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC	8.25%	10/15/2023		21,109	20,268,862
West Corp.†	8.50%	10/15/2025		12,418	11,393,515
Wind Tre SpA (Italy)†(a)	5.00%	1/20/2026		24,274	19,363,613
WTT Investment Ltd. (Hong Kong)†(a)	5.50%	11/21/2022		13,508	12,924,187
Total					267,709,804

Transportation: Infrastructure/Services 0.65%
Aeropuerto Internacional de Tocumen SA (Panama)†(a)	6.00%	11/18/2048		13,502	13,583,012
Aeropuertos Dominicanos Siglo XXI SA (Dominican Republic)†(a)	6.75%	3/30/2029		9,800	10,228,750
Autopistas del Sol SA (Costa Rica)†(a)	7.375%	12/30/2030		12,742	12,869,771
Autoridad del Canal de Panama (Panama)†(a)	4.95%	7/29/2035		8,750	9,154,687
CH Robinson Worldwide, Inc.	4.20%	4/15/2028		9,211	9,062,662
Delhi International Airport Ltd. (India)†(a)	6.125%	10/31/2026		13,168	12,985,386
Kirby Corp.	4.20%	3/1/2028		18,006	17,772,140
Total					85,656,408

Trucking & Delivery 0.09%
XPO CNW, Inc.	6.70%	5/1/2034		12,256	12,409,200
Total High Yield Corporate Bonds (cost $8,772,789,572)					8,595,368,135

36	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 3.79%

Air Transportation 0.14%
Los Angeles, CA	5.575%	5/15/2020	$9,340	$9,773,002
Miami Dade Cnty, FL	3.982%	10/1/2041	9,660	9,632,759
Total				19,405,761

Education 0.98%
California St Univ	3.899%	11/1/2047	33,030	33,254,274
Ohio Univ	5.59%	12/1/2114	8,904	10,315,551
Permanent University Fund - Texas A&M University System	3.66%	7/1/2047	78,015	74,033,114
Univ of California Bd of Regents	6.548%	5/15/2048	8,933	12,044,811
Total				129,647,750

General Obligation 1.15%
California	7.55%	4/1/2039	8,700	12,860,949
Chicago Transit Auth, IL	6.899%	12/1/2040	8,926	11,638,522
Chicago, IL	5.432%	1/1/2042	22,392	20,873,151
Chicago, IL	6.314%	1/1/2044	22,402	22,909,181
District of Columbia	5.591%	12/1/2034	13,410	16,037,690
Honolulu City & Cnty, HI	5.418%	12/1/2027	6,620	7,714,617
Los Angeles Unif Sch Dist, CA	5.75%	7/1/2034	8,927	10,845,680
Massachusetts	4.20%	12/1/2021	7,355	7,590,728
New York City	5.985%	12/1/2036	10,161	12,667,109
Ohio St Univ	4.048%	12/1/2056	6,271	6,394,162
Pennsylvania	5.45%	2/15/2030	12,190	13,869,294
The Bd of Governors of the Univ of North Carolina	3.847%	12/1/2034	7,950	8,145,809
Total				151,546,892

Government Guaranteed 0.04%
City & County of San Francisco CA	5.45%	6/15/2025	4,540	5,166,520

Lease Obligation 0.05%
Wisconsin	3.294%	5/1/2037	7,145	6,547,464

Miscellaneous 0.47%
Dallas Convention Center Hotel Dev Corp., TX	7.088%	1/1/2042	17,795	23,608,448
Pasadena Public Fing Auth	7.148%	3/1/2043	26,795	38,494,501
Total				62,102,949

See Notes to Financial Statements.	37

Schedule of Investments (unaudited)(continued)

June 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Tax Revenue 0.66%
Massachusetts Sch Bldg Auth	5.715%		8/15/2039	$20,055	$24,598,661
Memphis-Shelby County Industrial
Development Board, TN	7.00%		7/1/2045	12,890	13,449,813
New York City Indl Dev Agy†	11.00%		3/1/2029	22,198	29,471,396
San Jose Redev Agy, CA	2.259%		8/1/2020	19,600	19,410,860
Total					86,930,730

Transportation: Infrastructure/Services 0.17%
Chicago Transit Auth, IL	6.20%		12/1/2040	4,285	5,309,929
Port of Seattle, WA	3.571%		5/1/2032	6,380	6,238,555
Port of Seattle, WA	3.755%		5/1/2036	10,835	10,629,027
Total					22,177,511

Utilities 0.13%
San Antonio, TX	5.718%		2/1/2041	13,240	16,990,760
Total Municipal Bonds (cost $498,320,828)					500,516,337

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITY 0.34%
Caesars Palace Las Vegas Trust 2017-VICI D† (cost $45,526,175)	4.499%	#(k)	10/15/2034	44,851	45,165,423

	Dividend Rate			Shares (000)

PREFERRED STOCK 0.02%

Energy: Exploration & Production
Templar Energy LLC (cost $3,769,749)	Zero Coupon			378	2,649,007

	Exercise Price		Expiration Date

WARRANT 0.00%

Personal & Household Products
Remington Outdoor Co., Inc. (cost $871,458)	$35.05		5/15/2022	165	144,484	(c)
Total Long-Term Investments (cost $13,356,333,093)					13,354,666,203

38	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
SHORT-TERM INVESTMENTS 2.69%

COMMERCIAL PAPER 1.32%

Auto Parts & Equipment 0.24%
Autoliv ASP, Inc.	2.282%	7/2/2018	$26,750	$26,750,000
Magna International, Inc.	2.302%	7/3/2018	4,750	4,749,701
Total				31,499,701

Discount Stores 0.15%
Dollar General Corp.	2.18%	7/2/2018	3,079	3,079,000
Dollar General Corp.	2.18%	7/2/2018	16,921	16,921,000
Total				20,000,000

Diversified Capital Goods 0.05%
Pentair Finance	2.789%	7/2/2018	4,235	4,235,000
Pentair Finance	2.789%	7/2/2018	2,765	2,765,000
Total				7,000,000

Electric: Integrated 0.26%
Entergy Corp.	2.251%	7/2/2018	18,000	18,000,000
Southern California Edison Co.	2.231%	7/2/2018	16,000	16,000,000
Total				34,000,000

Electronics 0.28%
Amphenol Corp.	2.231%	7/2/2018	15,000	15,000,000
Tyco Electronics Group SA	2.312%	7/2/2018	21,500	21,500,000
Total				36,500,000

Food & Drug Retailers 0.10%
ConAgra Foods, Inc.	2.282%	7/2/2018	13,000	13,000,000

Medical Products 0.01%
Boston Scientific Corp.	2.332%	7/2/2018	938	938,000
Boston Scientific Corp.	2.332%	7/2/2018	1,000	1,000,000
Total				1,938,000

Packaging 0.07%
BEMIS Co, inc.	2.333%	7/3/2018	9,500	9,499,393

Pharmaceuticals 0.04%
Mylan N V	2.637%	7/2/2018	5,000	5,000,000

Tobacco 0.12%
BAT International Finance plc	2.332%	7/2/2018	16,000	16,000,000
Total Commercial Paper (cost $174,426,100)				174,437,094

See Notes to Financial Statements.	39

Schedule of Investments (unaudited)(continued)

June 30, 2018

Investments	Principal Amount (000)	Fair Value
REPURCHASE AGREEMENT 1.37%
Repurchase Agreement dated 6/29/2018, 1.05% due 7/2/2018 with Fixed Income Clearing Corp. collateralized by $140,045,000 of U.S. Treasury Note at 2.25% due 12/31/2023; $47,125,000 of U.S. Treasury Note at 2.75% due 11/15/2023; value: $185,191,511; proceeds: $181,571,754 (cost $181,555,868)	$181,556	$181,555,868
Total Short-Term Investments (cost $355,981,968)		355,992,962
Total Investments in Securities 103.77% (cost $13,712,315,061)		13,710,659,165
Liabilities in Excess of Cash and Other Assets(m) (3.77%)		(498,407,534)
Net Assets 100.00%		$13,212,251,631

AUD	Australian dollar.
BRL	Brazilian real.
CAD	Canadian dollar.
DOP	Dominican peso.
EUR	Euro.
GBP	British pound.
HKD	Hong Kong dollar.
JPY	Japanese yen.
MXN	Mexican peso.
UYU	Uruguayan Peso.
ADR	American Depositary Receipt.
BADLAR	Banco de la Republica Argentina.
Euribor	Euro Interbank Offered Rate.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
Units	More than one class of securities traded together.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at June 30, 2018.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	Investment in non-U.S. dollar denominated securities.
(c)	Level 3 Investment as described in Note 2(p) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(d)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at June 30, 2018.
(e)	Interest rate to be determined.
(f)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(g)	Security is perpetual in nature and has no stated maturity.
(h)	Defaulted (non-income producing security).
(i)	Level 3 Investment as described in Note 2(p) in the Notes to Financials. Security fair valued by the Pricing Committee.
(j)	Securities purchased on a when-issued basis (See Note 2(l)).
(k)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(l)	Level 3 Investment as described in Note 2(p) in the Notes to Financials. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(m)	Liabilities in Excess of Cash and Other Assets include net unrealized appreciation (depreciation) on open forward foreign currency exchange contracts, futures contracts and swaps as follows:

40	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2018

Centrally Cleared Credit Default Swaps on Indexes - Buy Protection at June 30, 2018(1):

Referenced Index/Issuers	Central Clearing Party	Fund Pays (Quarterly)	Termination Date	Notional Amount		Notional Value		Payments Upfront(2)		Unrealized Appreciation/ Depreciation(3)
Republic of Brazil(4)(5)	Credit Suisse	1.00%	6/20/2023		$220,506,000		$204,205,756		$15,719,226	$581,018
Markit CDX. NA.EM.29(4)(6)	Credit Suisse	1.00%	6/20/2023		403,761,000		387,684,457		12,860,986	3,215,558
Markit CDX. NA.IG.30(4)(7)	Credit Suisse	1.00%	6/20/2023		896,832,000		910,225,863		(15,106,272)	1,712,409
										$5,508,985

Centrally Cleared Credit Default Swaps on Indexes - Sell Protection at June 30, 2018(1):

Referenced Index	Central Clearing Party	Fund Receives (Quarterly)	Termination Date	Notional Amount		Notional Value		Payments Upfront(2)		Unrealized Depreciation(3)
Markit CDX. NA.HY.30(4)(8)	Credit Suisse	5.00%	6/20/2023		$488,402,000		$516,610,766		$31,252,545	$(3,043,779)
Markit CDX. NA.HY.29(4)(8)	Credit Suisse	5.00%	12/20/2022		177,498,000		188,468,615		11,840,949	(870,334)
Markit CDX. ITRX.29(4)(9)	Credit Suisse	5.00%	6/20/2023	EUR	101,071,000	EUR	109,165,168	EUR	10,399,828	(2,966,407)
										$(6,880,520)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received by Central Clearing Party are presented net of amortization (See Note 2(i)).
(3)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $5,508,985. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $6,880,520.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).
(5)	Moody’s Credit Rating: Ba2.
(6)	The Referenced Index is for the Centrally Cleared Credit Default Swaps on Indexes, which is comprised of a basket of emerging markets sovereign issuers.
(7)	The Referenced Index is for the Centrally Cleared Credit Default Swaps on Indexes, which is comprised of a basket of investment grade securities.
(8)	The Referenced Index is for the Centrally Cleared Credit Default Swaps on Indexes, which is comprised of a basket of high yield securities.
(9)	The Referenced Index is for the Centrally Cleared Credit Default Swaps on Indexes, which is comprised of equally weighted credit default swap entities.

See Notes to Financial Statements.	41

Schedule of Investments (unaudited)(continued)

June 30, 2018

Credit Default Swaps on Indexes - Sell Protection at June 30, 2018(1):

Referenced Index*	Swap Counterparty	Fund Receives (Quarterly)	Termination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Depreciation(3)	Credit Default Swap Agreements Payable at Fair Value(4)
Markit CMBX. NA.BBB.9	Credit Suisse	3.00%	9/17/2058	$22,888,000	$20,518,441	$(2,100,477)	$(269,082)	$(2,369,559)
Markit CMBX. NA.BBB.9	Deutsche Bank	3.00%	9/17/2058	36,637,000	32,844,027	(3,362,251)	(430,722)	(3,792,973)
Markit CMBX. NA.BBB.9	Morgan Stanley	3.00%	9/17/2058	24,572,000	22,028,099	(2,255,021)	(288,880)	(2,543,901)
Markit CMBX. NA.BBB.10	Credit Suisse	3.00%	11/17/2059	50,333,000	45,782,196	(3,637,879)	(912,925)	(4,550,804)
Markit CMBX. NA.BBB.10	Deutsche Bank	3.00%	11/17/2059	9,149,000	8,312,803	(661,255)	(165,942)	(827,197)
Markit CMBX. NA.BBB.10	Goldman Sachs	3.00%	11/17/2059	38,427,000	34,952,665	(2,777,358)	(696,977)	(3,474,335)
Markit CMBX. NA.AA.10	Morgan Stanley	3.00%	11/17/2059	84,071,000	76,469,812	(6,076,334)	(1,524,854)	(7,601,188)
MarkitCMBX. NA.BBB.11	Deutsche Bank	3.00%	11/18/2054	9,162,000	8,303,574	(660,475)	(197,951)	(858,426)
MarkitCMBX. NA.BBB.11	Morgan Stanley	3.00%	11/18/2054	62,401,000	56,554,391	(4,498,396)	(1,348,213)	(5,846,609)
						$(26,029,446)	$(5,835,546)	$(31,864,992)

*	The Referenced Index is for the Credit Default Swaps on Indexes, which is comprised of a basket of commercial mortgage-backed securities.
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received are presented net of amortization (See Note 2(i)).
(3)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $0. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $5,835,546.
(4)	Includes upfront payments received.

Open Forward Foreign Currency Exchange Contracts at June 30, 2018:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
British pound	Sell	J.P. Morgan	7/19/2018	4,948,000	$6,620,842	$6,534,812	$86,030
British pound	Sell	J.P. Morgan	7/19/2018	5,944,000	7,991,861	7,850,226	141,635
British pound	Sell	State Street Bank and Trust	7/19/2018	10,018,000	14,389,345	13,230,748	1,158,597
British pound	Sell	State Street Bank and Trust	7/19/2018	3,896,000	5,274,187	5,145,438	128,749
British pound	Sell	State Street Bank and Trust	7/19/2018	985,000	1,322,890	1,300,887	22,003
euro	Sell	Bank of America	9/24/2018	2,917,000	3,468,561	3,427,711	40,850
euro	Sell	Deutsche Bank AG	8/16/2018	12,700,000	15,855,302	14,878,760	976,542

42	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2018

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
euro	Sell	Deutsche Bank AG	8/16/2018	691,000	$852,881	$809,545	$43,336
euro	Sell	Goldman Sachs	8/16/2018	5,496,000	6,707,426	6,438,871	268,555
euro	Sell	J.P. Morgan	8/16/2018	2,831,000	3,448,817	3,316,675	132,142
euro	Sell	J.P. Morgan	8/16/2018	1,688,000	2,039,303	1,977,586	61,717
euro	Sell	J.P. Morgan	8/16/2018	1,522,000	1,838,587	1,783,108	55,479
euro	Sell	J.P. Morgan	9/24/2018	4,446,000	5,290,118	5,224,409	65,709
euro	Sell	State Street Bank and Trust	8/16/2018	1,142,000	1,421,974	1,337,917	84,057
euro	Sell	State Street Bank and Trust	8/16/2018	378,000	472,198	442,848	29,350
euro	Sell	State Street Bank and Trust	8/16/2018	294,000	367,265	344,437	22,828
euro	Sell	State Street Bank and Trust	8/16/2018	799,000	998,112	936,073	62,039
euro	Sell	State Street Bank and Trust	8/16/2018	1,213,000	1,515,281	1,421,097	94,184
euro	Sell	State Street Bank and Trust	8/16/2018	3,308,000	4,130,307	3,875,507	254,800
euro	Sell	State Street Bank and Trust	8/16/2018	1,001,000	1,249,870	1,172,727	77,143
euro	Sell	State Street Bank and Trust	8/16/2018	1,267,000	1,582,134	1,484,361	97,773
euro	Sell	State Street Bank and Trust	8/16/2018	1,411,000	1,757,084	1,653,065	104,019
euro	Sell	State Street Bank and Trust	8/16/2018	1,197,000	1,478,229	1,402,352	75,877
euro	Sell	State Street Bank and Trust	8/16/2018	7,646,000	9,390,481	8,957,716	432,765
euro	Sell	State Street Bank and Trust	8/16/2018	2,131,000	2,617,223	2,496,586	120,637
euro	Sell	State Street Bank and Trust	8/16/2018	347,000	424,152	406,530	17,622
euro	Sell	State Street Bank and Trust	8/16/2018	2,321,000	2,837,216	2,719,181	118,035
euro	Sell	State Street Bank and Trust	8/16/2018	4,348,000	5,242,322	5,093,925	148,397
euro	Sell	State Street Bank and Trust	8/16/2018	1,068,000	1,286,633	1,251,222	35,411
euro	Sell	State Street Bank and Trust	8/16/2018	3,647,000	4,381,971	4,272,664	109,307
euro	Sell	State Street Bank and Trust	8/16/2018	4,264,000	5,094,570	4,995,514	99,056
euro	Sell	State Street Bank and Trust	8/16/2018	14,639,000	17,516,361	17,150,407	365,954
euro	Sell	State Street Bank and Trust	8/16/2018	492,000	587,363	576,406	10,957
euro	Sell	State Street Bank and Trust	8/16/2018	4,333,000	5,202,919	5,076,352	126,567
euro	Sell	State Street Bank and Trust	8/16/2018	123,000,000	148,236,254	144,101,376	4,134,878

See Notes to Financial Statements.	43

Schedule of Investments (unaudited)(continued)

June 30, 2018

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
euro	Sell	State Street Bank and Trust	9/24/2018	5,625,000	$6,619,863	$6,609,829	$10,034
euro	Sell	State Street Bank and Trust	9/24/2018	10,111,000	11,915,821	11,881,242	34,579
euro	Sell	State Street Bank and Trust	9/24/2018	11,183,000	13,278,275	13,140,928	137,347
euro	Sell	State Street Bank and Trust	9/24/2018	4,465,000	5,311,556	5,246,736	64,820
euro	Sell	State Street Bank and Trust	9/24/2018	10,846,000	12,913,630	12,744,926	168,704
euro	Sell	State Street Bank and Trust	9/24/2018	11,213,000	13,278,283	13,176,181	102,102
euro	Sell	Toronto-Dominion Bank	9/24/2018	8,983,000	10,563,334	10,555,750	7,584
euro	Sell	Toronto-Dominion Bank	9/24/2018	4,490,000	5,295,555	5,276,113	19,442
euro	Sell	UBS AG	8/16/2018	4,340,000	5,242,308	5,084,553	157,755
Japanese yen	Sell	Citibank	7/26/2018	281,725,000	2,635,692	2,548,472	87,220
Japanese yen	Sell	Citibank	7/26/2018	6,250,000,000	57,680,383	56,537,235	1,143,148
Japanese yen	Sell	J.P. Morgan	7/26/2018	694,417,000	6,517,089	6,281,667	235,422
Japanese yen	Sell	State Street Bank and Trust	7/26/2018	143,244,000	1,310,649	1,295,779	14,870
Japanese yen	Sell	State Street Bank and Trust	7/26/2018	290,236,000	2,646,252	2,625,463	20,789
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$12,006,816

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
British pound	Buy	Citibank	7/19/2018	10,059,000	$13,342,503	$13,284,897	$(57,606)
euro	Buy	Deutsche Bank AG	8/16/2018	11,158,000	13,221,550	13,072,221	(149,329)
euro	Buy	J.P. Morgan	8/16/2018	3,319,000	3,958,937	3,888,394	(70,543)
euro	Buy	Standard Chartered Bank	8/16/2018	8,400,000	9,945,222	9,841,070	(104,152)
euro	Buy	State Street Bank and Trust	8/16/2018	585,000	692,721	685,360	(7,361)
Japanese yen	Buy	J.P. Morgan	7/26/2018	1,023,277,000	9,263,198	9,256,520	(6,678)
Japanese yen	Buy	J.P. Morgan	7/26/2018	1,154,165,000	10,590,954	10,440,528	(150,426)
Japanese yen	Buy	J.P. Morgan	7/26/2018	1,445,616,000	13,183,447	13,076,981	(106,466)
Japanese yen	Buy	J.P. Morgan	7/26/2018	727,168,000	6,598,377	6,577,931	(20,446)
euro	Sell	Standard Chartered Bank	9/24/2018	2,270,000	2,640,932	2,667,433	(26,501)
euro	Sell	State Street Bank and Trust	9/24/2018	1,313,000	1,534,116	1,542,881	(8,765)
euro	Sell	State Street Bank and Trust	9/24/2018	3,042,000	3,559,503	3,574,596	(15,093)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(723,366)

44	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2018

Open Futures Contracts at June 30, 2018:

				Notional		Notional		Unrealized
Type	Expiration	Contracts	Position	Amount		Value		Appreciation
U.S. 5-Year Treasury Note	September 2018	17,214	Long		$1,953,163,615		$1,955,806,274	$2,642,659

				Notional		Notional		Unrealized
Type	Expiration	Contracts	Position	Amount		Value		Depreciation
EURO-BOBL	September 2018	54	Short	EUR	(8,336,033)	EUR	(8,334,799)	$(62,819)
U.S. 2-Year Treasury Note	September 2018	3,137	Long		$666,262,442		$664,504,832	(1,757,610)
U.S. 10-Year Treasury Note	September 2018	309	Short		(37,045,648)		(37,137,937)	(92,289)
U.S. 10-Year Ultra Treasury Bond	September 2018	218	Short		(27,821,272)		(27,955,094)	(133,822)
U.S. Long Bond	September 2018	10,143	Short		(1,448,688,479)		(1,470,735,000)	(22,046,521)
Ultra Long U.S. Treasury Bond	September 2018	328	Short		(52,141,186)		(52,336,500)	(195,314)
Total Unrealized Depreciation on Open Futures Contracts								$(24,288,375)

Reverse Repurchase Agreement Payable as of June 30, 2018:

Counterparty	Principal	Collateral Held by Counterparty	Interest Rate(1)	Trade Date	Maturity Date(2)	Fair Value(3)
J.P. Morgan Chase & Co	$1,867,331	$2,400,000 principal, Mohegan Gaming & Entertainment at 7.875% due 10/15/2024, $2,271,000 fair value	(6.00)%	4/6/2018	On Demand	$1,840,566

(1)	The negative interest rate on the reverse repurchase agreement results in interest income to the Fund.
(2)	This reverse repurchase agreement has no stated maturity and may be terminated by either party at any time.
(3)	Total fair value of reverse repurchase agreement is presented net of interest receivable of $26,765.

See Notes to Financial Statements.	45

Schedule of Investments (unaudited)(continued)

June 30, 2018

The following is a summary of the inputs used as of June 30, 2018 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$303,929,364	$–	$303,929,364
Common Stocks(3)
Auto Parts & Equipment	–	16,694,067	–	16,694,067
Energy: Exploration & Production	132,948,071	458,505	–	133,406,576
Media: Content	62,839,591	–	2,078,680	64,918,271
Personal & Household Products	64,248,933	–	1,187,173	65,436,106
Remaining Industries	1,846,667,967	–	–	1,846,667,967
Convertible Bonds	–	60,707,573	–	60,707,573
Floating Rate Loans
Gaming	–	12,898,705	22,002,981	34,901,686
Personal & Household Products	–	21,086,692	990,000	22,076,692
Recreation & Travel	–	38,987,467	12,777,676	51,765,143
Specialty Retail	–	119,951,890	8,974,876	128,926,766
Remaining Industries	–	652,643,414	–	652,643,414
Foreign Bonds	–	38,918,465	–	38,918,465
Foreign Government Obligations	–	330,917,209	–	330,917,209
Government Sponsored Enterprises Pass-Throughs	–	458,913,518	–	458,913,518
High Yield Corporate Bonds
Automakers	–	79,582,860	1,500	79,584,360
Banking	–	722,806,042	2,250	722,808,292
Investments & Miscellaneous Financial Services	–	165,135,120	20,843,325	185,978,445
Metals/Mining (Excluding Steel)	–	431,885,361	1,185	431,886,546
Telecommunications: Wireline Integrated & Services	–	267,708,304	1,500	267,709,804
Remaining Industries	–	6,907,400,688	–	6,907,400,688
Municipal Bonds	–	500,516,337	–	500,516,337
Non-Agency Commercial Mortgage-Backed Security	–	45,165,423	–	45,165,423
Preferred Stock	–	2,649,007	–	2,649,007
Warrant	–	–	144,484	144,484
Short-Term Investments
Commercial Paper	–	174,437,094	–	174,437,094
Repurchase Agreement	–	181,555,868	–	181,555,868
Total	$2,106,704,562	$11,534,948,973	$69,005,630	$13,710,659,165

46	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2018

Investment Type(2)	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$5,508,985	$–	$5,508,985
Liabilities	–	(6,880,520)	–	(6,880,520)
Credit Default Swap Contracts
Assets	–	–	–	–
Liabilities	–	(31,864,992)	–	(31,864,992)
Forward Foreign Currency Exchange Contracts
Assets	–	12,006,816	–	12,006,816
Liabilities	–	(723,366)	–	(723,366)
Futures Contracts
Assets	2,642,659	–	–	2,642,659
Liabilities	(24,288,375)	–	–	(24,288,375)
Reverse Repurchase Agreements
Assets	–	–	–	–
Liabilities	–	(1,840,566)	–	(1,840,566)
Unfunded Commitment
Assets	–	1,201,032	–	1,201,032
Liabilities	–	–	–	–
Total	$(21,645,716)	$(22,592,611)	$–	$(44,238,327)

(1)	Refer to Note 2(p) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	Securities in the amount of $67,616,308 were transferred from Level 2 to Level 1 as a result of utilizing the last sale or official closing price on the exchange or system on which the securities are principally traded on June 30, 2018.

See Notes to Financial Statements.	47

Schedule of Investments (unaudited)(concluded)

June 30, 2018

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Asset-Backed Securities	Common Stocks	Convertible Bonds	Floating Rate Loans	High Yield Corporate Bonds	Warrants
Balance as of January 1, 2018	$24,081,974	$2,080,250	$172,761	$30,576,590	$3,428,378	$–
Accrued Discounts (Premiums)	–	–	–	133,895	–	–
Realized Gain (Loss)	–	(54)	182,507	24,490	–	(5)
Change in Unrealized Appreciation (Depreciation)	–	(9,431,654)	1,264,361	(926,590)	257,325	(726,974)
Purchases	–	10,617,311	–	6,928,398	20,586,000	871,462
Sales	–	–	(1,619,629)	(678,681)	–	–
Transfers into Level 3	–	–	–	8,687,431	–	–
Transfers out of Level 3	(24,081,974)	–	–	–	(3,421,943)	–
Balance as of June 30, 2018	$–	$3,265,853	$–	$44,745,533	$20,849,760	$144,484
Change in unrealized appreciation/depreciation for period ended June 30, 2018 related to Level 3 investments held at June 30, 2018	$–	$(9,431,654)	$–	$(926,590)	$257,325	$(726,974)

48	See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)

June 30, 2018

ASSETS:
Investments in securities, at fair value (cost $13,712,315,061)	$13,710,659,165
Cash	39,141,391
Deposits with brokers for futures collateral	16,590,930
Deposits with brokers for forwards/swaps collateral	74,019,113
Foreign cash, at value (cost $853,939)	828,189
Receivables:
Interest and dividends	146,417,870
Capital shares sold	74,442,977
Investment securities sold	52,520,643
Variation margin for centrally cleared credit default swap agreements	10,455,329
Unrealized appreciation on forward foreign currency exchange contracts	12,006,816
Unrealized appreciation on unfunded commitments	1,201,032
Prepaid expenses and other assets	350,605
Total assets	14,138,634,060
LIABILITIES:
Payables:
Investment securities purchased	810,408,437
Capital shares reacquired	26,861,558
Management fee	4,789,123
12b-1 distribution plan	2,741,250
Directors’ fees	1,755,641
Variation margin on futures contracts	756,890
Fund administration	435,762
Unrealized depreciation on forward foreign currency exchange contracts	723,366
Reverse repurchase agreement payable, at fair value	1,840,566
Credit default swap agreements payable, at fair value (including upfront payments of $26,029,446)	31,864,992
Distributions payable	42,509,568
Accrued expenses and other liabilities	1,695,276
Total liabilities	926,382,429
NET ASSETS	$13,212,251,631
COMPOSITION OF NET ASSETS:
Paid-in capital	$13,098,836,141
Undistributed net investment income	2,391,382
Accumulated net realized gain on investments, futures contracts, foreign currency exchange contracts, swaps and foreign currency related transactions	129,130,258
Net unrealized depreciation on investments, futures contracts, foreign currency exchange contracts, swaps, unfunded commitments and translation of assets and liabilities denominated in foreign currencies	(18,106,150)
Net Assets	$13,212,251,631

See Notes to Financial Statements.	49

Statement of Assets and Liabilities (unaudited)(concluded)

June 30, 2018

Net assets by class:
Class A Shares	$4,676,818,821
Class C Shares	$1,477,045,557
Class F Shares	$4,239,203,763
Class F3 Shares	$1,394,270,850
Class I Shares	$1,081,467,683
Class P Shares	$20,006,485
Class R2 Shares	$6,822,507
Class R3 Shares	$152,053,469
Class R4 Shares	$13,226,843
Class R5 Shares	$31,081,790
Class R6 Shares	$120,243,695
Class T Shares	$10,168
Outstanding shares by class:
Class A Shares (1.14 billion shares of common stock authorized, $.001 par value)	585,740,932
Class C Shares (600 million shares of common stock authorized, $.001 par value)	184,489,756
Class F Shares (1.2 billion shares of common stock authorized, $.001 par value)	531,686,346
Class F3 Shares (300 million shares of common stock authorized, $.001 par value)	175,414,274
Class I Shares (300 million shares of common stock authorized, $.001 par value)	136,187,129
Class P Shares (160 million shares of common stock authorized, $.001 par value)	2,450,219
Class R2 Shares (300 million shares of common stock authorized, $.001 par value)	854,327
Class R3 Shares (300 million shares of common stock authorized, $.001 par value)	19,074,137
Class R4 Shares (300 million shares of common stock authorized, $.001 par value)	1,656,138
Class R5 Shares (300 million shares of common stock authorized, $.001 par value)	3,909,541
Class R6 Shares (300 million shares of common stock authorized, $.001 par value)	15,130,269
Class T Shares (300 million shares of common stock authorized, $.001 par value)	1,274
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$7.98
Class A Shares-Maximum offering price (Net asset value plus sales charge of 2.25%)	$8.16
Class C Shares-Net asset value	$8.01
Class F Shares-Net asset value	$7.97
Class F3 Shares-Net asset value	$7.95
Class I Shares-Net asset value	$7.94
Class P Shares-Net asset value	$8.17
Class R2 Shares-Net asset value	$7.99
Class R3 Shares-Net asset value	$7.97
Class R4 Shares-Net asset value	$7.99
Class R5 Shares-Net asset value	$7.95
Class R6 Shares-Net asset value	$7.95
Class T Shares-Net asset value	$7.98
Class T Shares-Maximum offering price (Net asset value plus sales charge of 2.50%)	$8.18

50	See Notes to Financial Statements.

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2018

Investment income:
Dividends (net of foreign withholding taxes of $231,424)	$9,716,339
Interest and other (net of foreign withholding taxes of $26,427)	302,014,804
Total investment income	311,731,143
Expenses:
Management fee	28,429,676
12b-1 distribution plan-Class A	4,469,881
12b-1 distribution plan-Class B	11,001
12b-1 distribution plan-Class C	7,372,502
12b-1 distribution plan-Class F	2,027,432
12b-1 distribution plan-Class P	31,515
12b-1 distribution plan-Class R2	24,698
12b-1 distribution plan-Class R3	370,092
12b-1 distribution plan-Class R4	13,802
12b-1 distribution plan-Class T	13
Shareholder servicing	4,779,513
Fund administration	2,582,625
Registration	438,617
Reports to shareholders	422,229
Directors’ fees	147,699
Custody	122,227
Professional	107,647
Other	104,245
Gross expenses	51,455,414
Expense reductions (See Note 9)	(10,395)
Net expenses	51,445,019
Net investment income	260,286,124
Net realized and unrealized gain (loss):
Net realized gain on investments	29,459,305
Net realized gain on futures contracts	58,310,267
Net realized loss on foreign currency exchange contracts	(5,117,055)
Net realized loss on swap contracts	(3,585,174)
Net realized loss on foreign currency related transactions	(512,514)
Net change in unrealized appreciation/depreciation on investments	(493,294,410)
Net change in unrealized appreciation/depreciation on futures contracts	(17,304,993)
Net change in unrealized appreciation/depreciation on foreign currency exchange contracts	14,779,852
Net change in unrealized appreciation/depreciation on swap contracts	5,332,034
Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies	(117,656)
Net change in unrealized appreciation/depreciation on unfunded commitments	1,201,032
Net realized and unrealized gain	(410,849,312)
Net Decrease in Net Assets Resulting From Operations	$(150,563,188)

See Notes to Financial Statements.	51

Statements of Changes in Net Assets

	For the
	Six Months Ended
	June 30, 2018	For the Year Ended
INCREASE IN NET ASSETS	(unaudited)	December 31, 2017
Operations:
Net investment income	$260,286,124	$439,928,311
Net realized gain on investments, futures contracts, forward currency exchange contracts, swaps and foreign currency related transactions	78,554,829	355,943,469
Net change in unrealized appreciation/depreciation on investments, futures contracts, forward currency exchange contracts, swaps, unfunded commitments and translation of assets and liabilities denominated in foreign currencies	(489,404,141)	148,832,514
Net increase (decrease) in net assets resulting from operations	(150,563,188)	944,704,294
Distributions to shareholders from:
Net investment income
Class A	(96,984,228)	(184,374,395)
Class B	(36,443)	(977,132)
Class C	(32,782,432)	(67,580,567)
Class F	(89,821,084)	(159,926,082)
Class F3	(28,532,307)	(10,003,243)
Class I	(23,905,777)	(25,599,464)
Class P	(483,479)	(1,527,044)
Class R2	(161,073)	(312,078)
Class R3	(2,990,961)	(5,531,805)
Class R4	(237,912)	(216,101)
Class R5	(657,385)	(1,049,883)
Class R6	(2,129,501)	(1,694,324)
Class T	(220)	(176)
Net realized gain
Class A	–	(26,458,647)
Class B	–	(51,870)
Class C	–	(11,005,284)
Class F	–	(22,051,309)
Class F3	–	(6,346,697)
Class I	–	(6,121,173)
Class P	–	(191,247)
Class R2	–	(53,760)
Class R3	–	(903,813)
Class R4	–	(47,734)
Class R5	–	(160,277)
Class R6	–	(386,320)
Class T	–	(61)
Total distributions to shareholders	(278,722,802)	(532,570,486)
Capital share transactions (Net of share conversions) (See Note 14):
Net proceeds from sales of shares	2,502,413,256	6,456,007,068
Reinvestment of distributions	245,796,792	464,691,431
Cost of shares reacquired	(1,702,311,850)	(4,192,283,810)
Net increase in net assets resulting from capital share transactions	1,045,898,198	2,728,414,689
Net increase in net assets	616,612,208	3,140,548,497
NET ASSETS:
Beginning of period	$12,595,639,423	$9,455,090,926
End of period	$13,212,251,631	$12,595,639,423
Undistributed net investment income	$2,391,382	$20,828,060

52	See Notes to Financial Statements.

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Financial Highlights

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment oper- ations	Net investment income	Net realized gain	Total distri- butions
Class A
6/30/2018(c)	$8.25	$0.16	$(0.26)	$(0.10)	$(0.17)	$–	$(0.17)
12/31/2017	7.93	0.33	0.39	0.72	(0.35)	(0.05)	(0.40)
12/31/2016	7.40	0.35	0.54	0.89	(0.36)	–	(0.36)
12/31/2015	7.93	0.32	(0.44)	(0.12)	(0.35)	(0.06)	(0.41)
12/31/2014	8.15	0.37	– (e)	0.37	(0.39)	(0.20)	(0.59)
12/31/2013	8.14	0.42	0.19	0.61	(0.43)	(0.17)	(0.60)

Class C
6/30/2018(c)	8.27	0.14	(0.25)	(0.11)	(0.15)	–	(0.15)
12/31/2017	7.95	0.28	0.39	0.67	(0.30)	(0.05)	(0.35)
12/31/2016	7.42	0.30	0.55	0.85	(0.32)	–	(0.32)
12/31/2015	7.95	0.27	(0.44)	(0.17)	(0.30)	(0.06)	(0.36)
12/31/2014	8.17	0.32	– (e)	0.32	(0.34)	(0.20)	(0.54)
12/31/2013	8.16	0.37	0.19	0.56	(0.38)	(0.17)	(0.55)

Class F
6/30/2018(c)	8.24	0.17	(0.26)	(0.09)	(0.18)	–	(0.18)
12/31/2017	7.92	0.34	0.39	0.73	(0.36)	(0.05)	(0.41)
12/31/2016	7.39	0.36	0.54	0.90	(0.37)	–	(0.37)
12/31/2015	7.91	0.33	(0.44)	(0.11)	(0.35)	(0.06)	(0.41)
12/31/2014	8.14	0.38	(0.01)	0.37	(0.40)	(0.20)	(0.60)
12/31/2013	8.13	0.44	0.19	0.63	(0.45)	(0.17)	(0.62)

Class F3
6/30/2018(c)	8.21	0.17	(0.25)	(0.08)	(0.18)	–	(0.18)
4/4/2017 to 12/31/2017(f)	8.01	0.25	0.27	0.52	(0.27)	(0.05)	(0.32)

Class I
6/30/2018(c)	8.21	0.17	(0.26)	(0.09)	(0.18)	–	(0.18)
12/31/2017	7.89	0.35	0.38	0.73	(0.36)	(0.05)	(0.41)
12/31/2016	7.36	0.36	0.55	0.91	(0.38)	–	(0.38)
12/31/2015	7.89	0.34	(0.45)	(0.11)	(0.36)	(0.06)	(0.42)
12/31/2014	8.11	0.38	– (e)	0.38	(0.40)	(0.20)	(0.60)
12/31/2013	8.10	0.45	0.19	0.64	(0.46)	(0.17)	(0.63)

Class P
6/30/2018(c)	8.44	0.16	(0.25)	(0.09)	(0.18)	–	(0.18)
12/31/2017	8.11	0.34	0.39	0.73	(0.35)	(0.05)	(0.40)
12/31/2016	7.57	0.35	0.56	0.91	(0.37)	–	(0.37)
12/31/2015	8.10	0.33	(0.45)	(0.12)	(0.35)	(0.06)	(0.41)
12/31/2014	8.33	0.38	(0.01)	0.37	(0.40)	(0.20)	(0.60)
12/31/2013	8.31	0.44	0.20	0.64	(0.45)	(0.17)	(0.62)

54	See Notes to Financial Statements.

			Ratios to Average Net Assets:				Supplemental Data:
Net
asset					Net		Net	Portfolio
value,	Total		Total		investment		assets, end	turnover
end of	return(b)		expenses		income		of period	rate
period	(%)		(%)		(%)		(000)	(%)

$7.98	(1.16	)(d)	0.78	(g)	4.05	(g)	$4,676,819	58	(d)
8.25	9.21		0.81		4.10		4,491,809	113
7.93	12.35		0.81		4.57		4,263,801	119
7.40	(1.74)		0.82		4.10		4,183,669	119
7.93	4.51		0.86		4.50		4,524,711	88
8.15	7.78		0.96		5.16		4,784,258	43

8.01	(1.34	)(d)	1.42	(g)	3.42	(g)	1,477,046	58	(d)
8.27	8.52		1.43		3.49		1,872,830	113
7.95	11.63		1.44		3.95		1,892,905	119
7.42	(2.35)		1.46		3.48		1,882,589	119
7.95	3.85		1.50		3.86		2,082,896	88
8.17	7.08		1.61		4.52		1,986,431	43

7.97	(1.12	)(d)	0.68	(g)	4.14	(g)	4,239,204	58	(d)
8.24	9.32		0.71		4.16		3,793,021	113
7.92	12.46		0.71		4.65		2,607,811	119
7.39	(1.53)		0.72		4.20		1,893,642	119
7.91	4.53		0.72		4.59		1,817,781	88
8.14	8.05		0.71		5.40		1,118,411	43

7.95	(0.93	)(d)	0.51	(g)	4.36	(g)	1,394,271	58	(d)
8.21	6.55	(d)	0.53	(g)	4.06	(g)	1,093,748	113	(d)

7.94	(1.09	)(d)	0.58	(g)	4.24	(g)	1,081,468	58	(d)
8.21	9.44		0.61		4.25		1,039,534	113
7.89	12.62		0.61		4.77		450,661	119
7.36	(1.59)		0.62		4.28		382,854	119
7.89	4.76		0.62		4.68		393,851	88
8.11	8.16		0.61		5.48		345,614	43

8.17	(1.13	)(d)	0.86	(g)	3.96	(g)	20,006	58	(d)
8.44	9.18		0.86		4.07		32,370	113
8.11	12.27		0.87		4.53		36,825	119
7.57	(1.66)		0.87		4.06		35,632	119
8.10	4.39		0.87		4.51		44,078	88
8.33	7.92		0.91		5.23		79,051	43

See Notes to Financial Statements.	55

Financial Highlights (concluded)

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment oper- ations	Net investment income	Net realized gain	Total distri- butions
Class R2
6/30/2018(c)	$8.25	$0.15	$(0.25)	$(0.10)	$(0.16)	$–	$(0.16)
12/31/2017	7.93	0.30	0.39	0.69	(0.32)	(0.05)	(0.37)
12/31/2016	7.40	0.31	0.55	0.86	(0.33)	–	(0.33)
12/31/2015	7.93	0.29	(0.44)	(0.15)	(0.32)	(0.06)	(0.38)
12/31/2014	8.15	0.34	– (e)	0.34	(0.36)	(0.20)	(0.56)
12/31/2013	8.14	0.40	0.19	0.59	(0.41)	(0.17)	(0.58)

Class R3
6/30/2018(c)	8.24	0.15	(0.26)	(0.11)	(0.16)	–	(0.16)
12/31/2017	7.92	0.31	0.38	0.69	(0.32)	(0.05)	(0.37)
12/31/2016	7.39	0.32	0.55	0.87	(0.34)	–	(0.34)
12/31/2015	7.91	0.30	(0.44)	(0.14)	(0.32)	(0.06)	(0.38)
12/31/2014	8.14	0.35	(0.01)	0.34	(0.37)	(0.20)	(0.57)
12/31/2013	8.13	0.41	0.19	0.60	(0.42)	(0.17)	(0.59)

Class R4
6/30/2018(c)	8.25	0.16	(0.25)	(0.09)	(0.17)	–	(0.17)
12/31/2017	7.93	0.33	0.38	0.71	(0.34)	(0.05)	(0.39)
12/31/2016	7.40	0.34	0.55	0.89	(0.36)	–	(0.36)
6/30/2015 to 12/31/2015(h)	7.99	0.16	(0.52)	(0.36)	(0.17)	(0.06)	(0.23)

Class R5
6/30/2018(c)	8.21	0.17	(0.25)	(0.08)	(0.18)	–	(0.18)
12/31/2017	7.86	0.35	0.41	0.76	(0.36)	(0.05)	(0.41)
12/31/2016	7.36	0.21	0.67	0.88	(0.38)	–	(0.38)
6/30/2015 to 12/31/2015(h)	7.95	0.17	(0.52)	(0.35)	(0.18)	(0.06)	(0.24)

Class R6
6/30/2018(c)	8.21	0.17	(0.25)	(0.08)	(0.18)	–	(0.18)
12/31/2017	7.89	0.35	0.39	0.74	(0.37)	(0.05)	(0.42)
12/31/2016	7.37	0.37	0.53	0.90	(0.38)	–	(0.38)
6/30/2015 to 12/31/2015(h)	7.95	0.17	(0.51)	(0.34)	(0.18)	(0.06)	(0.24)

Class T
6/30/2018(c)	8.25	0.16	(0.25)	(0.09)	(0.18)	–	(0.18)
7/28/2017 to 12/31/2017(i)	8.21	0.14	0.09	0.23	(0.14)	(0.05)	(0.19)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for classes A, C and T does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Amount less than $0.01.
(f)	Commenced on April 4, 2017.
(g)	Annualized.
(h)	Commenced on June 30, 2015.
(i)	Commenced on July 28, 2017.

56	See Notes to Financial Statements.

			Ratios to Average Net Assets:				Supplemental Data:
Net
asset					Net		Net	Portfolio
value,	Total		Total		investment		assets, end	turnover
end of	return(b)		expenses		income		of period	rate
period	(%)		(%)		(%)		(000)	(%)

$7.99	(1.24	)(d)	1.19	(g)	3.66	(g)	$6,823	58	(d)
8.25	8.78		1.21		3.68		9,066	113
7.93	11.91		1.21		4.05		5,324	119
7.40	(2.13)		1.22		3.71		4,075	119
7.93	4.15		1.22		4.13		4,557	88
8.15	7.52		1.21		4.92		3,442	43

7.97	(1.31	)(d)	1.08	(g)	3.76	(g)	152,053	58	(d)
8.24	8.90		1.10		3.80		151,842	113
7.92	12.03		1.11		4.19		128,317	119
7.39	(1.91)		1.12		3.82		107,581	119
7.91	4.13		1.10		4.24		111,368	88
8.14	7.63		1.11		5.01		85,119	43

7.99	(1.06	)(d)	0.83	(g)	4.01	(g)	13,227	58	(d)
8.25	9.16		0.86		3.98		8,420	113
7.93	12.29		0.86		4.40		2,072	119
7.40	(4.59	)(d)	0.87	(g)	4.27	(g)	207	119

7.95	(0.96	)(d)	0.58	(g)	4.26	(g)	31,082	58	(d)
8.21	9.46		0.61		4.29		27,302	113
7.86	12.62		0.61		2.70		386	119
7.36	(4.50	)(d)	0.62	(g)	4.39	(g)	10	119

7.95	(0.92	)(d)	0.51	(g)	4.32	(g)	120,244	58	(d)
8.21	9.54		0.52		4.31		69,028	113
7.89	12.56		0.53		4.83		15,346	119
7.37	(4.36	)(d)	0.54	(g)	4.49	(g)	10,994	119

7.98	(1.16	)(d)	0.75	(g)	3.98	(g)	10	58	(d)
8.25	2.85	(d)	0.74	(g)	3.94	(g)	10	113

See Notes to Financial Statements.	57

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Bond-Debenture Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund was organized in 1970 and incorporated under Maryland law on January 23, 1976.

The Fund’s investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return. The Fund has twelve active classes of shares: Class A, C, F, F3, I, P, R2, R3, R4, R5, R6 and T, each with different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A and T shares. There is no front-end sales charge in the case of Class C, F, F3, I, P, R2, R3, R4, R5 and R6 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in the Fund’s prospectus); Class C shares redeemed before the first anniversary of purchase. Effective April 30, 2018, Class C shares will convert automatically into Class A shares on the 25th day of the month (or, if the 25th is not a business day, the next business day thereafter) following the tenth anniversary of the month on which the purchase order was accepted. The Fund’s Class P shares are closed to substantially all investors, with certain exceptions as set forth in the Fund’s prospectus. On April 25, 2018, the Fund’s remaining Class B shares converted to Class A shares.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Floating rate loans are valued at the average of bid and ask

Notes to Financial Statements (unaudited)(continued)

quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other income on the Statement of Operations. Withholding taxes on foreign dividends and interest have been provided for in accordance with the applicable country’s tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended December 31, 2014 through December 31, 2017. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, F, P, R2, R3, R4 and T shares bear their class-specific share of all expenses and fees relating to the Fund’s 12b-1 Distribution Plan.

Notes to Financial Statements (unaudited)(continued)

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss), if applicable, is included in Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies on the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions, if applicable, are included in Net realized gain (loss) on foreign currency related transactions on the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Fund uses foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(g)	Forward Foreign Currency Exchange Contracts–The Fund may enter into forward foreign currency exchange contracts in order to reduce exposure to changes in foreign currency exchange rates on foreign portfolio holdings, or gain or reduce exposure to foreign currency solely for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on foreign currency exchange contracts on the Fund’s Statement of Operations. The gain (loss) arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contracts is included in Net realized loss on foreign currency exchange contracts on the Fund’s Statement of Operations.

(h)	Futures Contracts–The Fund may purchase and sell futures contracts to enhance returns, to attempt to economically hedge some of its investment risk, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by the Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. The Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(i)	Credit Default Swaps–The Fund may enter into credit default swap contracts in order to hedge credit risk or for speculation purposes. As a seller of a credit default swap contract (“seller of protection”), the Fund is required to pay the notional amount or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by or other credit event involving the referenced issuer, obligation or index. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract.

As a purchaser of a credit default swap contract (“buyer of protection”), the Fund would receive the notional amount or other agreed upon value of a referenced debt obligation from the counterparty in the event of default by or other credit event involving the referenced issuer, obligation or index. In return, the Fund would make periodic payments to the counterparty over the term of the contracts, provided no event of default has occurred.

Notes to Financial Statements (unaudited)(continued)

These credit default swaps may have as a reference obligation corporate or sovereign issuers or credit indexes. These credit indexes are comprised of a basket of securities representing a particular sector of the market.

Credit default swaps are fair valued based upon quotations from counterparties, brokers or market-makers and the change in value, if any, is recorded as an unrealized appreciation or depreciation. For a credit default swap sold by the Fund, payment of the agreed-upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by the Fund, the agreed-upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.

Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap and recorded as realized gains or losses. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the custodian bank or broker in accordance with the swap agreement. The value and credit rating of each credit default swap where the Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Entering into credit default swaps involves credit and market risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates, and that Lord Abbett does not correctly predict the creditworthiness of the issuers of the reference obligation on which the credit default swap is based. For the centrally cleared credit default swaps, there was minimal counterparty risk to the Fund, since such credit default swaps entered into were traded through a central clearinghouse, which guarantees against default.

(j)	Mortgage Dollar Rolls–The Fund may enter into mortgage dollar rolls in which a Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, the Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold.

(k)	Total Return Swaps–The Fund may enter into total return swap agreements to obtain exposure to a security or market without owning such security or investing directly in that market. The Fund may agree to make payments that are the equivalent of interest in exchange for the right to receive payments equivalent to any appreciation in the value of an underlying security, index or other asset, as well as receive payments equivalent to any distributions made on that asset, over the term of the swap. If the value of the asset underlying a total return

Notes to Financial Statements (unaudited)(continued)

swap declines over the term of the swap, the Fund also may be required to pay an amount equal to that decline in value to their counterparty.

(l)	When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions–The Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by a fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at the Fund’s custodian in order to pay for the commitment. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its NAV. The Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(m)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(n)	Reverse Repurchase Agreements–The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells a security to a securities dealer or bank for cash and also agrees to repurchase the same security later at a set price. Reverse repurchase agreements expose the Fund to credit risk (that is, the risk that the counterparty will fail to resell the security to the Fund). Engaging in reverse repurchase agreements also may involve the use of leverage, in that the Fund may reinvest the cash it receives in additional securities. Reverse repurchase agreements involve the risk that the market value of the securities to be repurchased by the Fund may decline below the repurchase price.

For the six months ended June 30, 2018, the average interest rate paid, the amount of interest paid and the average principal amount for the days borrowed in the period were as follows:

		Average
Interest	Interest	Amount
Rate	Expense	Borrowed
6.00%	$26,765	$1,867,331

(o)	Floating Rate Loans–The Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company

Notes to Financial Statements (unaudited)(continued)

or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. The Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

The loans in which the Fund invests may be subject to some restrictions on resale. For example, the Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, the Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between the Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, the Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of the Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. Until demanded by the Borrower, unfunded commitments are not recognized as an asset on the Statement of Assets and Liabilities. Unrealized appreciation/ depreciation on unfunded commitments if any on the Statement of Assets and Liabilities represents mark to market of the unfunded portion of the Fund’s floating rate notes. As of June 30, 2018 the Fund had the following unfunded loan commitments:

Centene Corp. Bridge Term Loan	$34,160,000
Energizer Holdings, Inc. Bridge Term Loan	10,441,000
Gibson Brands, Inc. Term Loan	5,792,339
Mavis Tire Express Services Corp. Delayed Draw Term Loan	3,436,060
Wand Merger Corp. Bridge Term Loan A	11,290,909
Wand Merger Corp. Bridge Term Loan B	11,290,909
Wand Merger Corp. Bridge Term Loan C	8,468,182
Total	$84,879,399

(p)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk—for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances.

Notes to Financial Statements (unaudited)(continued)

The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments and other financial instruments as of June 30, 2018 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Fund has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rate:

First $500 million	.50%
Next $9.5 billion	.45%
Over $10 billion	.40%

For the six months ended June 30, 2018, the effective management fee was at an annualized rate of .44% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets.

12b-1 Distribution Plan

The Fund has adopted a distribution plan with respect to Class A, B, C, F, P, R2, R3, R4 and T shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The following annual rates have been authorized by the Board pursuant to the plan:

Fees*	Class A	Class B	Class C(1)	Class F(2)	Class P	Class R2	Class R3	Class R4	Class T
Service	.15%	.25%	.25%	–	.25%	.25%	.25%	.25%	.25%
Distribution	.05%	.75%	.75%	.10%	.20%	.35%	.25%	–	–

*	The Fund may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.

Notes to Financial Statements (unaudited)(continued)

(1)	The Rule 12b-1 fee the Fund pays on Class C shares is a blended rate based on 1.00% of the Fund’s average daily net assets attributable to Class C shares held for less than one year and .80% (.25% service, .55% distribution) of the Fund’s average daily net assets attributable to Class C shares held for one year or more. All Class C shareholders of the Fund will bear Rule 12b-1 fees at the same rate.
(2)	The Class F share Rule 12b-1 fee may be designated as a service fee in limited circumstances as described in the Fund’s prospectus.

Class F3, I, R5 and R6 shares do not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Fund, after concessions were paid to authorized dealers, for the six months ended June 30, 2018:

Distributor	Dealers’
Commissions	Concessions
$285,989	$1,816,974

Distributor received CDSCs of $59,483 and $90,978 for Class A and Class C shares, respectively, for the six months ended June 30, 2018.

One Director and certain of the Fund’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared daily and paid monthly. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2018 and fiscal year ended December 31, 2017 were as follows:

	Six Months Ended 6/30/2018 (unaudited)	Year Ended 12/31/2017
Distributions paid from:
Ordinary income	$278,722,802	$532,570,486
Total distributions paid	$278,722,802	$532,570,486

As of June 30, 2018, the aggregate unrealized security gains and losses on investments and other financial instruments based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$13,728,002,281
Gross unrealized gain	383,832,993
Gross unrealized loss	(418,745,456)
Net unrealized security loss	$(34,912,463)

Notes to Financial Statements (unaudited)(continued)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of amortization of premium, certain securities, futures, swaps, forward currency contracts, and wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2018 were as follows:

U.S.	Non-U.S.	U.S.	Non-U.S.
Government	Government	Government	Government
Purchases*	Purchases	Sales*	Sales
$1,378,946,591	$7,657,228,909	$1,194,043,543	$6,255,848,532

*	Includes U.S. Government sponsored enterprises securities.

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the six months ended June 30, 2018, the Fund engaged in cross-trades purchases of $5,414,628 and sales of $63,983,790, which resulted in net realized gains of $1,639,637.

6.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The Fund entered into forward foreign currency exchange contracts for the six months ended June 30, 2018 (as described in note 2(g)). A forward foreign currency exchange contract reduces the Fund’s exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. The Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and the Fund’s returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. The Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on forward foreign currency exchange contracts.

The Fund entered into U.S. Treasury futures contracts for the six months ended June 30, 2018 (as described in note 2(h)) to economically hedge against changes in interest rates. The Fund bears the risk of interest rates moving unexpectedly, in which case the Fund may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

The Fund entered into credit default swaps for the six months ended June 30, 2018 (as described in note 2(i)) to economically hedge credit risk. Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security within the index in the event of a defined credit event, such as payment default or bankruptcy. Under a credit default swap one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. For the centrally cleared credit default swaps,

Notes to Financial Statements (unaudited)(continued)

there is minimal counterparty credit risk to the Fund since these credit default swaps are traded through a central clearinghouse. As a counterparty to all centrally cleared credit default swaps, the clearinghouse guarantees credit default swaps against default.

As of June 30, 2018, the Fund had the following derivatives at fair value, grouped into appropriate risk categories that illustrate the Fund’s use of derivative instruments:

		Foreign
	Interest Rate	Currency	Credit
Asset Derivatives	Contracts	Contracts	Contracts
Centrally Cleared Credit Default Swap Contracts(1)	$–	$–	$5,508,985
Forward Foreign Currency Exchange Contracts(2)	$–	$12,006,816	$–
Futures Contracts(3)	$2,642,659	$–	$–
Liability Derivatives
Centrally Cleared Credit Default Swap Contracts(1)	$–	$–	$6,880,520
Credit Default Swap Contracts(4)	$–	$–	$31,864,992
Futures Contracts(3)	$24,288,375	$–	$–
Forward Foreign Currency Exchange Contracts(5)	$–	$723,366	$–

(1)	Statement of Assets and Liabilities location: Includes cumulative unrealized appreciation/depreciation of centrally cleared swap contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
(2)	Statement of Assets and Liabilities location: Unrealized appreciation on forward foreign currency exchange contracts.
(3)	Statement of Assets and Liabilities location: Includes cumulative unrealized appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.
(4)	Statement of Assets and Liabilities location: Credit default swap agreements payable, at fair value.
(5)	Statement of Assets and Liabilities location: Unrealized depreciation on forward foreign currency exchange contracts.

Transactions in derivative instruments for the six months ended June 30, 2018, were as follows:

		Foreign
	Interest Rate	Currency	Credit
	Contracts	Contracts	Contracts
Net Realized Gain (Loss)
Credit Default Swaps Contracts(1)	–	–	$(3,585,174)
Forward Foreign Currency Exchange Contracts(2)	–	$(5,117,055)	–
Futures Contracts(3)	$58,310,267	–	–
Net Change in Unrealized Appreciation/Depreciation
Credit Default Swaps Contracts(4)	–	–	$5,332,034
Forward Foreign Currency Exchange Contracts(5)	–	$14,779,852	–
Futures Contracts(6)	$(17,304,993)	–	–
Average Number of Contracts/Notional Amounts*
Credit Default Swap Contracts(7)	–	–	$1,836,237,584
Forward Foreign Currency Exchange Contracts(7)	–	$405,002,628	–
Futures Contracts(8)	35,728	–	–

*	Calculated based on the number of contracts or notional amounts for the six months ended June 30, 2018.
(1)	Statements of Operations location: Net realized loss on swap contracts.
(2)	Statements of Operations location: Net realized loss on foreign currency exchange contracts.
(3)	Statements of Operations location: Net realized gain on futures contracts.
(4)	Statements of Operations location: Net change in unrealized appreciation/depreciation on swap contracts.
(5)	Statements of Operations location: Net change in unrealized appreciation/depreciation on foreign currency exchange contracts.
(6)	Statements of Operations location: Net change in unrealized appreciation/depreciation on futures contracts.
(7)	Amount represents notional amounts in U.S. dollars.
(8)	Amount represents number of contracts.

Notes to Financial Statements (unaudited)(continued)

7.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the Statement of Assets and Liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between the Fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty:

		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Assets	and Liabilities	Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$12,006,816	$–	$12,006,816
Repurchase Agreements	181,555,868	–	181,555,868
Total	$193,562,684	$–	$193,562,684

	Net Amounts
	of Assets	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Received(a)	Received(a)	Amount(b)
Bank of America	$40,850	$–	$(40,850)	$–	$–
Citibank	1,230,368	(57,606)	–	–	1,172,762
Deutsche Bank AG	1,019,878	(1,019,878)	–	–	–
Fixed Income Clearing Corp.	181,555,868	–	–	(181,555,868)	–
Goldman Sachs	268,555	(268,555)	–	–	–
J.P. Morgan Chase	778,134	(778,134)	–	–	–
State Street Bank and Trust	8,484,250	(31,219)	–	(8,453,031)	–
Toronto-Dominion Bank	27,026	–	–	–	27,026
UBS AG	157,755	–	–	–	157,755
Total	$193,562,684	$(2,155,392)	$(40,850)	$(190,008,899)	$1,357,543

Notes to Financial Statements (unaudited)(continued)

		Gross Amounts	Net Amounts of
		Offset in the	Liabilities Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Liabilities	and Liabilities	Assets and Liabilities
Credit Default Swaps Contracts	$31,864,992	$–	$31,864,992
Forward Foreign Currency Exchange Contracts	723,366	–	723,366
Reverse Repurchase Agreement	1,840,566	–	1,840,566
Total	$34,428,924	$–	$34,428,924

	Net Amounts
	of Liabilities	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Pledged(a)	Pledged(a)	Amount(c)
Citibank	$57,606	$(57,606)	$–	$–	$–
Credit Suisse	6,920,363	–	(6,920,363)	–	–
Deutsche Bank AG	5,627,925	(1,019,878)	(4,608,047)	–	–
Goldman Sachs	3,474,335	(268,555)	(3,205,780)	–	–
J.P. Morgan Chase	2,195,125	(778,134)	–	(1,416,991)	–
Morgan Stanley	15,991,698	–	(15,991,698)	–	–
Standard Chartered Bank	130,653	–	–	–	130,653
State Street Bank and Trust	31,219	(31,219)	–	–	–
Total	$34,428,924	$(2,155,392)	$(30,725,888)	$(1,416,991)	$130,653

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets (liabilities) presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of June 30, 2018.
(c)	Net amount represents the amount owed by the Fund to the counterparty as of June 30, 2018.

8.	DIRECTORS’ REMUNERATION

The Fund’s officers and One Director, who are associated with Lord Abbett, do not receive any compensation from the Fund for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of the fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

9.	EXPENSE REDUCTIONS

The Fund has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

10.	LINE OF CREDIT

During the six months ended June 30, 2018, the Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) participated in a syndicated line of credit facility with various lenders for $600 million (the “Facility”), whereas State Street Bank and Trust Company (“SSB”) participates as a lender and as agent for the lenders. The Facility is to be used for temporary

Notes to Financial Statements (unaudited)(continued)

or emergency purposes as an additional source of liquidity to satisfy redemptions. The Participating Funds are subject to graduated borrowing limits of one-third of Fund assets (if Fund assets are less than $750 million), $250 million, $300 million, or $350 million, based on past borrowings and likelihood of future borrowings. During the six months ended June 30, 2018, the Fund did not utilize the Facility.

Effective August 9, 2018, the Participating Funds entered into an amended syndicated line of credit facility with various lenders for $1.06 billion (the “Syndicated Facility”), whereas SSB participates as a lender and as agent for the lenders. Under the Syndicated Facility, the Participating Funds are subject to graduated borrowing limits of one-third of Fund assets (if Fund assets are less than $750 million), $250 million, $300 million, $350 million, or $1 billion, based on past borrowings and likelihood of future borrowings. Also effective August 9, 2018, the Participating Funds entered into an additional line of credit facility with SSB for $250 million (the “Bilateral Facility,” and together with the Syndicated Facility, the “Facilities”). Under the Bilateral Facility, each Participating Fund may borrow up to the lesser of $250 million or one-third of Fund assets. The Facilities are to be used for temporary or emergency purposes to satisfy redemption requests and manage liquidity.

11.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”), certain registered open-end management investment companies managed by Lord Abbett, including the Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the Funds to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

During the six months ended June 30, 2018, the Fund did not participate as a borrower or lender in the Interfund Lending Program.

12.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Fund’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

13.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with investing in debt securities and to the changing prospects of individual companies and/or sectors in which the Fund invests. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of debt securities are likely to decline; when rates fall, such prices tend to rise. Longer-term debt securities are usually more sensitive to interest rate changes. There is also the risk that an issuer of a debt security will fail to make timely payments of principal or interest to the Fund, a risk that is greater with high-yield securities (sometimes called “lower-rated bonds” or “junk bonds”), in which the Fund may substantially invest. Some issuers, particularly of high-yield securities, may default as to principal and/or interest payments after the Fund purchases its securities. A default, or concerns in the market about an increase in risk of default, may result in losses to the Fund. High-yield securities are subject to greater price fluctuations, as well as additional risks. The market for below investment grade securities may be less liquid, which may make such securities more difficult to sell at an acceptable price, especially during periods of financial distress, increased market volatility, or significant market decline.

Notes to Financial Statements (unaudited)(continued)

The Fund is subject to the risk of investing in securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities (such as the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), or the Federal Home Loan Mortgage Corporation (“Freddie Mac”)). Unlike Ginnie Mae securities, securities issued or guaranteed by U.S. Government-related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. Government and no assurance can be given that the U.S. Government would provide financial support to its agencies and instrumentalities if not required to do so by law. Consequently, the Fund may be required to look principally to the agency issuing or guaranteeing the obligation.

The mortgage-related and asset-backed securities in which the Fund may invest may be particularly sensitive to changes in prevailing interest rates, and economic conditions, including delinquencies and/or defaults. These changes can affect the value, income, and/or liquidity of such positions. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive the Fund of income payments above current market rates. Alternatively, rising interest rates may cause prepayments to occur at a slower-than-expected rate, extending the duration of a security and typically reducing its value. The payment rate will thus affect the price and volatility of a mortgage-related security. In addition, the Fund may invest in non-agency asset backed and mortgage related securities, which are issued by private institutions, not by government-sponsored enterprises.

The Fund may invest up to 20% of its net assets in equity securities, the value of which fluctuates in response to movements in the equity securities markets in general, the changing prospects of individual companies in which the Fund invests, or an individual company’s financial condition.

The Fund may invest in convertible securities, which have both equity and fixed income risk characteristics, including market, credit, liquidity, and interest rate risks. Generally, convertible securities offer lower interest or dividend yields than non-convertible securities of similar quality and less potential for gains or capital appreciation in a rising equity securities market than equity securities. They tend to be more volatile than other fixed income securities and the market for convertible securities may be less liquid than the markets for stocks or bonds. A significant portion of convertible securities have below investment grade credit ratings and are subject to increased credit and liquidity risks.

Due to the Fund’s investment exposure to foreign companies and American Depositary Receipts, the Fund may experience increased market, industry and sector, liquidity, currency, political, information, and other risks. The securities of foreign companies also may be subject to inadequate exchange control regulations, the imposition of economic sanctions or other government restrictions, higher transaction and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets.

The Fund is subject to the risks associated with derivatives, which may be different from and greater than the risks associated with directly investing in securities. Derivatives may be subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Illiquid securities may lower the Fund’s returns since the Fund may be unable to sell these securities at their desired time or price. Derivatives also may involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate or index. Whether the Fund’s use of derivatives is successful will depend on, among other things, the Fund’s ability to correctly forecast market movements and other factors. Losses may also arise from the failure of a derivative counterparty to meet its contractual

Notes to Financial Statements (unaudited)(continued)

obligations. If the Fund incorrectly forecasts these and other factors, the Fund’s performance could suffer. The Fund’s use of derivatives could result in a loss exceeding the amount of the Fund’s investment in these instruments.

The Fund may invest up to 15% of its net assets in floating rate or adjustable rate senior loans, including bridge loans, novations, assignments, and participations, which are subject to increased credit and liquidity risks. Senior loans are business loans made to borrowers that may be U.S. or foreign corporations, partnerships or other business entities. The senior loans in which the Fund invests may consist primarily of senior loans that are rated below investment grade or, if unrated, deemed by Lord Abbett to be equivalent to below investment grade securities. Below investment grade senior loans, as in the case of high-yield debt securities, or junk bonds, are usually more credit sensitive than interest rate sensitive, although the value of these instruments may be impacted by broader interest rate swings in the overall fixed income market. In addition, senior loans may be subject to structural subordination.

These factors can affect the Fund’s performance.

14.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest were as follows:

	Six Months Ended
	June 30, 2018		Year Ended
	(unaudited	)	December 31, 2017
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	51,032,772	$416,157,369	130,421,720	$1,062,666,423
Converted from Class B*	710,046	5,827,360	5,005,101	40,753,976
Converted from Class C**	39,473,974	317,741,129	–	–
Reinvestment of distributions	11,021,424	89,217,565	23,671,425	193,498,676
Shares reacquired	(60,955,332)	(495,574,801)	(152,458,116)	(1,239,565,300)
Increase	41,282,884	$333,368,622	6,640,130	$57,353,775

Class B Shares
Shares sold	349	$2,898	157,434	$1,272,177
Reinvestment of distributions	3,780	31,162	109,093	889,855
Shares reacquired	(100,456)	(822,839)	(966,972)	(7,862,216)
Converted to Class A*	(707,811)	(5,827,360)	(4,987,084)	(40,753,976)
Decrease	(804,138)	$(6,616,139)	(5,687,529)	$(46,454,160)

Class C Shares
Shares sold	18,888,012	$154,459,982	41,611,419	$340,570,323
Reinvestment of distributions	3,642,851	29,587,178	8,313,336	68,129,835
Shares reacquired	(25,073,652)	(204,416,331)	(61,659,318)	(502,939,276)
Converted to Class A**	(39,376,137)	(317,741,129)	–	–
Decrease	(41,918,926)	$(338,110,300)	(11,734,563)	$(94,239,118)

Class F Shares
Shares sold	143,047,032	$1,164,474,728	376,928,985	$3,064,862,711
Reinvestment of distributions	8,662,318	70,000,043	17,965,603	146,757,467
Shares reacquired	(80,424,059)	(652,508,184)	(263,911,211)	(2,168,609,611)
Increase	71,285,291	$581,966,587	130,983,377	$1,043,010,567

Notes to Financial Statements (unaudited)(continued)

	Six Months Ended
	June 30, 2018		Year Ended
	(unaudited	)	December 31, 2017
Class F3 Shares(a)	Shares	Amount	Shares	Amount
Shares sold	50,605,882	$410,024,045	134,987,915	$1,110,817,647
Reinvestment of distributions	3,551,260	28,596,812	2,005,568	16,481,862
Shares reacquired	(11,914,224)	(96,302,393)	(3,822,127)	(31,457,352)
Increase	42,242,918	$342,318,464	133,171,356	$1,095,842,157

Class I Shares
Shares sold	30,349,498	$246,103,849	86,548,200	$710,918,084
Reinvestment of distributions	2,782,374	22,400,245	3,413,127	27,821,715
Shares reacquired	(23,637,061)	(191,198,899)	(20,418,964)	(166,070,091)
Increase	9,494,811	$77,305,195	69,542,363	$572,669,708

Class P Shares
Shares sold	142,172	$1,185,614	567,197	$4,718,360
Reinvestment of distributions	58,030	481,591	204,932	1,711,749
Shares reacquired	(1,586,724)	(13,339,574)	(1,478,406)	(12,360,600)
Decrease	(1,386,522)	$(11,672,369)	(706,277)	$(5,930,491)

Class R2 Shares
Shares sold	257,824	$2,100,785	716,109	$5,790,307
Reinvestment of distributions	11,628	94,319	24,247	198,610
Shares reacquired	(513,978)	(4,159,667)	(313,038)	(2,547,617)
Increase (decrease)	(244,526)	$(1,964,563)	427,318	$3,441,300

Class R3 Shares
Shares sold	2,535,733	$20,579,721	6,926,590	$56,141,762
Reinvestment of distributions	369,106	2,983,736	784,980	6,408,309
Shares reacquired	(2,265,648)	(18,503,405)	(5,488,388)	(44,396,572)
Increase	639,191	$5,060,052	2,223,182	$18,153,499

Class R4 Shares
Shares sold	825,577	$6,719,317	931,435	$7,342,108
Reinvestment of distributions	21,544	174,173	19,728	161,790
Shares reacquired	(211,362)	(1,716,288)	(192,083)	(1,554,649)
Increase	635,759	$5,177,202	759,080	$5,949,249

Class R5 Shares
Shares sold	1,111,004	$9,023,896	3,759,364	$30,034,372
Reinvestment of distributions	81,140	653,819	148,299	1,207,888
Shares reacquired	(606,201)	(4,931,282)	(633,158)	(5,143,854)
Increase	585,943	$4,746,433	3,274,505	$26,098,406

Class R6 Shares
Shares sold	8,851,429	$71,581,052	7,495,631	$60,862,794
Reinvestment of distributions	195,981	1,575,929	174,435	1,423,439
Shares reacquired	(2,323,474)	(18,838,187)	(1,208,481)	(9,776,672)
Increase	6,723,936	$54,318,794	6,461,585	$52,509,561

Notes to Financial Statements (unaudited)(concluded)

	Six Months Ended
	June 30, 2018			Year Ended
	(unaudited		)	December 31, 2017
Class T Shares(b)	Shares	Amount		Shares	Amount
Shares sold	–	$–		1,218	$10,000
Reinvestment of distributions	27	220		29	236
Increase	27	$220		1,247	$10,236

*	Automatic conversion of Class B shares occurred on the 25th day of the month (or, if the 25th day was not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted. Class B shares were closed on April 25, 2018.
**	Automatic conversion of Class C shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the tenth anniversary of the day on which the purchase order was accepted.
(a)	Shares commenced on April 4, 2017.
(b)	Shares commenced on July 28, 2017.

Householding

The Fund has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	Lord Abbett Bond-Debenture Fund, Inc.	LABD-3 (08/18)

Item 2:	Code of Ethics.
Not applicable.

Item 3:	Audit Committee Financial Expert.
Not applicable.

Item 4:	Principal Accountant Fees and Services.
Not applicable.

Item 5:	Audit Committee of Listed Registrants.
Not applicable.

Item 6:	Investments.
Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 11:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)(1)	Code of Ethics. Not applicable.

(a)(2)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT BOND-DEBENTURE FUND, INC.

By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: August 28, 2018

By:	/s/ Bernard J. Grzelak
Bernard J. Grzelak
Chief Financial Officer and Vice President

Date: August 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: August 28, 2018

By:	/s/ Bernard J. Grzelak
Bernard J. Grzelak
Chief Financial Officer and Vice President

Date: August 28, 2018